UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5225

Oppenheimer Quest for Value Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/31/2018

Item 1. Schedule of Investments.

CONSOLIDATED STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

	Shares	Value
Common Stocks—60.1%
Consumer Discretionary—10.3%
Auto Components—1.4%
Aptiv plc	22,710	$2,154,725
Bridgestone Corp.	89,200	4,351,216
Continental AG	25,913	7,777,021
Delphi Technologies plc[1]	7,570	418,091
Koito Manufacturing Co. Ltd.	41,000	2,901,685
Valeo SA	76,797	6,056,782

		23,659,520
Automobiles—0.9%
Astra International Tbk PT	861,500	545,300
Bayerische Motoren Werke AG	36,607	4,178,453
General Motors Co.	16,740	709,944
Hero MotoCorp Ltd.	57,543	3,342,727
Subaru Corp.	68,100	2,257,492
Suzuki Motor Corp.	17,400	999,138
Volkswagen AG	15,276	3,357,793

		15,390,847
Diversified Consumer Services—0.1%
Dignity plc	31,124	361,987
Estacio Participacoes SA	19,600	215,625
New Oriental Education & Technology Group, Inc., Sponsored ADR	9,220	849,070

		1,426,682
Hotels, Restaurants & Leisure—2.4%
Accor SA	46,500	2,646,769
Carnival Corp.	87,890	6,293,803
Cedar Fair LP2	18,533	1,256,537
China Lodging Group Ltd., Sponsored ADR	15,548	2,324,270
Domino’s Pizza Group plc	399,870	1,918,384
Galaxy Entertainment Group Ltd.	371,000	3,280,253
Genting Bhd	1,821,400	4,487,390
Genting Malaysia Bhd	164,800	232,774
Jollibee Foods Corp.	135,080	749,896
McDonald’s Corp.	28,660	4,904,872
Sands China Ltd.	879,200	5,225,810
Starbucks Corp.	27,810	1,579,886
Whitbread plc	57,309	3,158,539
Wyndham Worldwide Corp.	3,310	410,870
Yum China Holdings, Inc.	46,640	2,163,630

		40,633,683
Household Durables—0.9%
Lennar Corp., Cl. A	7,250	454,285
Newell Brands, Inc.	11,460	303,003
Panasonic Corp.	160,100	2,385,182
SEB SA1	12,810	2,647,680

1        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables (Continued)
Sony Corp.	140,200	$6,711,405
Whirlpool Corp.	16,660	3,022,457

		15,524,012
Internet & Catalog Retail—0.6%
Amazon.com, Inc.[1]	2,796	4,056,688
Ctrip.com International Ltd., ADR[1]	39,750	1,859,505
JD.com, Inc., ADR[1]	54,889	2,702,185
Priceline Group, Inc. (The)[1]	730	1,395,797

		10,014,175
Media—1.2%
Comcast Corp., Cl. A	241,044	10,251,601
DISH Network Corp., Cl. A1	11,880	557,172
ProSiebenSat.1 Media SE	101,243	3,870,613
SES SA, Cl. A, FDR	128,120	2,000,033
Technicolor SA	264,210	988,214
Walt Disney Co. (The)	6,840	743,303
Zee Entertainment Enterprises Ltd.	209,371	1,956,110

		20,367,046
Multiline Retail—0.2%
Dollarama, Inc.	21,369	2,921,820
SACI Falabella	8,453	88,682
Target Corp.	19,600	1,474,312

		4,484,814
Specialty Retail—1.4%
AutoNation, Inc.[1]	21,160	1,274,255
AutoZone, Inc.[1]	1,990	1,523,226
CarMax, Inc.[1]	58,720	4,190,846
Industria de Diseno Textil SA	49,173	1,763,018
Lowe’s Cos., Inc.	78,830	8,255,866
Nitori Holdings Co. Ltd.	13,700	2,185,801
O’Reilly Automotive, Inc.[1]	16,540	4,377,973
Steinhoff International Holdings NV	303,311	175,091

		23,746,076
Textiles, Apparel & Luxury Goods—1.2%
Cie Financiere Richemont SA	26,145	2,506,592
Hanesbrands, Inc.	43,150	937,218
Hermes International	4,771	2,636,939
Kering	9,958	5,041,060
LVMH Moet Hennessy Louis Vuitton SE	21,280	6,672,230
Pandora AS	20,291	1,926,311
PRADA SpA	333,300	1,361,683
Tapestry, Inc.	10,310	484,983

		21,567,016

2        OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Consumer Staples—5.2%
Beverages—1.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	98,473	$730,853
Coca-Cola Co. (The)	20,690	984,637
Coca-Cola European Partners plc	21,560	865,850
Fomento Economico Mexicano SAB de CV	140,697	1,372,215
Fomento Economico Mexicano SAB de CV, Sponsored ADR	6,910	674,001
Heineken NV	28,086	3,156,229
Kweichow Moutai Co. Ltd., Cl. A	12,269	1,490,029
Molson Coors Brewing Co., Cl. B	7,670	644,433
Nigerian Breweries plc	8,265	3,361
PepsiCo, Inc.	65,450	7,873,635
Pernod Ricard SA	37,160	5,920,095
Tsingtao Brewery Co. Ltd., Cl. H	360,000	2,007,250

		25,722,588
Food & Staples Retailing—0.8%
Alimentation Couche-Tard, Inc., Cl. B	39,605	2,072,018
Atacadao Distribuicao Comercio e Industria Ltda[1]	213,500	1,078,892
BIM Birlesik Magazalar AS	23,229	464,293
CP ALL PCL	1,037,800	2,642,039
Jeronimo Martins SGPS SA	15,108	321,919
Magnit PJSC	15,693	1,488,694
Shoprite Holdings Ltd.	47,654	992,541
SPAR Group Ltd. (The)	118,131	2,044,022
Wal-Mart Stores, Inc.	18,760	1,999,816

		13,104,234
Food Products—1.7%
Barry Callebaut AG1	1,087	2,223,891
Danone SA	61,330	5,288,192
Kraft Heinz Co. (The)	61,560	4,825,688
Mondelez International, Inc., Cl. A	92,190	4,093,236
Nestle SA	45,557	3,932,145
Saputo, Inc.	72,391	2,491,310
Unilever plc	39,279	2,223,129
Vietnam Dairy Products JSC	22,200	198,855
Want Want China Holdings Ltd.	543,000	479,341
WH Group Ltd.[3]	2,880,500	3,569,633

		29,325,420
Household Products—0.4%
HRG Group, Inc.[1]	12,270	223,928
Kimberly-Clark de Mexico SAB de CV, Cl. A	186,656	350,511
Procter & Gamble Co. (The)	12,620	1,089,611
Reckitt Benckiser Group plc	37,047	3,578,816
Spectrum Brands Holdings, Inc.	7,120	843,435
Weatherford International plc[1]	349,180	1,375,769

		7,462,070

3        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Personal Products—0.3%
Amorepacific Corp.	2,280	$639,708
Amorepacific Group	1,526	203,095
Beiersdorf AG	16,531	1,960,242
LG Household & Health Care Ltd.	2,775	3,059,285
Natura Cosmeticos SA	7,600	83,300

		5,945,630
Tobacco—0.5%
Philip Morris International, Inc.	54,710	5,866,553
Swedish Match AB	47,464	1,922,951

		7,789,504
Energy—2.3%
Energy Equipment & Services—0.3%
Halliburton Co.	24,103	1,294,331
Schlumberger Ltd.	15,460	1,137,547
TechnipFMC plc	72,236	2,333,019

		4,764,897
Oil, Gas & Consumable Fuels—2.0%
Chevron Corp.	22,381	2,805,458
Concho Resources, Inc.[1]	6,370	1,002,893
ConocoPhillips	25,601	1,505,595
Enbridge, Inc.	31,197	1,142,746
Exxon Mobil Corp.	24,620	2,149,326
Husky Energy, Inc.[1]	45,138	661,657
Koninklijke Vopak NV	28,062	1,268,527
LUKOIL PJSC, ADR	3,250	214,655
Magellan Midstream Partners LP2	89,430	6,384,408
Novatek PJSC, Sponsored GDR	23,700	3,156,246
Phillips 66	7,809	799,642
Suncor Energy, Inc.	228,980	8,300,525
TOTAL SA	106,140	6,151,323

		35,543,001
Financials—10.5%
Capital Markets—2.3%
Ameriprise Financial, Inc.	6,180	1,042,566
AXA SA	103,510	3,405,952
Bank of New York Mellon Corp. (The)	77,360	4,386,312
BlackRock, Inc., Cl. A	2,630	1,477,534
Charles Schwab Corp. (The)	24,000	1,280,160
China International Capital Corp. Ltd., Cl. H3	172,000	385,974
CME Group, Inc., Cl. A	31,220	4,791,646
Goldman Sachs Group, Inc. (The)	6,940	1,859,157
Intercontinental Exchange, Inc.	75,360	5,564,583
Morgan Stanley	20,360	1,151,358
Nasdaq, Inc.	20,910	1,691,828
NEX Group plc	186,481	1,570,538

4        OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Capital Markets (Continued)
S&P Global, Inc.	22,820	$4,132,702
TP ICAP plc	247,946	1,866,906
UBS Group AG1	265,503	5,393,342

		40,000,558
Commercial Banks—3.9%
Banco Comercial Portugues SA, Cl. R1	3,472,891	1,389,234
Banco de Chile	1,070,755	183,394
Banco Santander SA	706,453	5,244,211
Bank Central Asia Tbk PT	159,800	270,921
Bank Mandiri Persero Tbk PT	1,428,100	870,705
Bank of America Corp.	179,000	5,728,000
Bank Rakyat Indonesia Persero Tbk PT	1,172,300	323,510
Citigroup, Inc.	144,030	11,303,474
Commercial International Bank Egypt SAE	123,370	547,271
Credicorp Ltd.	4,560	1,056,233
FirstRand Ltd.	351,208	1,972,070
Grupo Aval Acciones y Valores SA, ADR	83,160	756,756
Grupo Financiero Inbursa SAB de CV, Cl. O	565,091	999,823
HSBC Holdings plc	547,330	5,839,233
ICICI Bank Ltd., Sponsored ADR	267,960	2,942,201
Itau Unibanco Holding SA, ADR	55,700	913,480
JPMorgan Chase & Co.	46,520	5,380,968
KeyCorp	65,940	1,411,116
Kotak Mahindra Bank Ltd.	109,264	1,905,282
Lloyds Banking Group plc	4,140,610	4,089,940
Sberbank of Russia PJSC	187,604	881,419
Sberbank of Russia PJSC, Sponsored ADR	40,280	812,002
Societe Generale SA	47,460	2,761,849
SunTrust Banks, Inc.	45,590	3,223,213
US Bancorp	66,840	3,819,238
Zenith Bank plc	2,356,909	202,731
Zions Bancorporation	32,780	1,771,103

		66,599,377
Consumer Finance—0.4%
American Express Co.	7,350	730,590
Cholamandalam Investment & Finance Co. Ltd.	15,348	310,593
Discover Financial Services	40,010	3,192,798
Prosegur Cash SA3	537,804	1,857,143

		6,091,124
Diversified Financial Services—1.2%
Ayala Corp.	16,580	339,436
B3 SA-Brasil Bolsa Balcao	310,400	2,540,876
Berkshire Hathaway, Inc., Cl. B1	33,310	7,140,998
Grupo de Inversiones Suramericana SA	40,667	574,899
Hong Kong Exchanges & Clearing Ltd.	13,886	524,823
ING Groep NV	216,917	4,267,633

5        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Diversified Financial Services (Continued)
Moscow Exchange (The)	284,787	$582,303
ORIX Corp.	281,500	5,274,331

		21,245,299

Insurance—1.8%
AIA Group Ltd.	287,600	2,469,701
Aon plc	3,050	433,618
Hartford Financial Services Group, Inc. (The)	23,950	1,407,302
Japan Post Insurance Co. Ltd.	109,200	2,898,805
Marsh & McLennan Cos., Inc.	42,240	3,527,885
MetLife, Inc.	42,860	2,060,280
Ping An Insurance Group Co. of China Ltd., Cl. H	152,000	1,808,557
Progressive Corp. (The)	70,390	3,808,099
Prudential plc	310,234	8,399,285
Samsung Life Insurance Co. Ltd.	17,345	2,102,006
Sul America SA	106,149	676,342
XL Group Ltd.	22,000	810,480

		30,402,360

Real Estate Investment Trusts (REITs)—0.4%
Crown Castle International Corp.	12,910	1,455,861
Digital Realty Trust, Inc.	5,230	585,498
Invitation Homes, Inc.	17,900	402,571
Mid-America Apartment Communities, Inc.	22,660	2,161,084
Prologis, Inc.	19,500	1,269,645
Ventas, Inc.	21,880	1,224,624

		7,099,283

Real Estate Management & Development—0.3%
Ayala Land, Inc.	824,400	713,939
Emaar Properties PJSC	255,089	456,661
Hang Lung Group Ltd.	28,000	106,491
Scout24 AG3	47,655	2,205,914
SM Prime Holdings, Inc.	1,424,103	1,024,545

		4,507,550

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp. Ltd.	129,150	3,969,896

Health Care—5.5%
Biotechnology—1.2%
3SBio, Inc.[1,3]	105,000	213,284
Amgen, Inc.	5,270	980,483
Biocon Ltd.	65,578	634,191
Biogen, Inc.[1]	3,780	1,314,722
Celgene Corp.[1]	52,776	5,338,820
Celltrion Healthcare Co. Ltd.[1]	2,179	273,482
CSL Ltd.	22,400	2,640,485
Galapagos NV1	4,089	486,488

6        OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Biotechnology (Continued)
Gilead Sciences, Inc.	55,840	$4,679,392
Grifols SA	103,103	3,317,776
Wuxi Biologics Cayman, Inc.[1,3]	23,000	157,222

		20,036,345

Health Care Equipment & Supplies—1.0%
Abbott Laboratories	11,230	698,057
Boston Scientific Corp.[1]	111,710	3,123,411
Danaher Corp.	11,524	1,167,151
Essilor International Cie Generale d’Optique SA	17,134	2,434,292
Intuitive Surgical, Inc.[1]	1,980	854,707
Medtronic plc	8,750	751,537
Sonova Holding AG	12,045	1,943,916
Stryker Corp.	21,620	3,553,896
William Demant Holding AS1	69,845	2,205,541
Zimmer Biomet Holdings, Inc.	8,040	1,022,045

		17,754,553

Health Care Providers & Services—1.3%
Apollo Hospitals Enterprise Ltd.	38,315	701,034
DaVita, Inc.[1]	34,090	2,660,384
Express Scripts Holding Co.[1]	39,600	3,135,528
Laboratory Corp. of America Holdings[1]	7,030	1,226,735
Mediclinic International plc	57,660	488,824
Sinopharm Group Co. Ltd., Cl. H	460,600	2,030,815
UnitedHealth Group, Inc.	52,380	12,402,536

		22,645,856

Health Care Technology—0.2%
Bharti Infratel Ltd.	195,684	1,084,645
Cerner Corp.[1]	37,500	2,592,375

		3,677,020

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	25,670	1,884,948
Lonza Group AG1	8,986	2,495,491
Samsung Biologics Co. Ltd.[1,3]	2,392	976,694
Thermo Fisher Scientific, Inc.	4,170	934,539

		6,291,672

Pharmaceuticals—1.4%
Allergan plc	5,560	1,002,246
Bayer AG	30,785	4,029,967
Bristol-Myers Squibb Co.	16,310	1,021,006
Celltrion, Inc.[1]	547	158,158
Dr. Reddy’s Laboratories Ltd.	16,420	573,741
Hutchison China MediTech Ltd., ADR[1]	3,720	138,793
Jiangsu Hengrui Medicine Co. Ltd., Cl. A	183,980	2,206,734
Merck & Co., Inc.	112,140	6,644,295

7        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Pharmaceuticals (Continued)
Mylan NV1	5,680	$243,388
Novo Nordisk AS, Cl. B	56,384	3,132,938
Pfizer, Inc.	59,630	2,208,695
Roche Holding AG	8,623	2,123,267
Valeant Pharmaceuticals International, Inc.[1]	62,330	1,153,728

		24,636,956

Industrials—8.6%
Aerospace & Defense—1.1%
Airbus SE	74,210	8,525,672
Lockheed Martin Corp.	22,146	7,858,508
MTU Aero Engines AG	7,568	1,355,394
Spirit AeroSystems Holdings, Inc., Cl. A	9,300	951,948

		18,691,522

Air Freight & Couriers—0.3%
FedEx Corp.	2,410	632,577
United Parcel Service, Inc., Cl. B	18,980	2,416,533
XPO Logistics, Inc.[1]	13,540	1,278,718
ZTO Express Cayman, Inc., ADR[1]	34,940	552,401

		4,880,229

Airlines—0.4%
Alaska Air Group, Inc.	21,810	1,433,571
Japan Airlines Co. Ltd.	86,400	3,270,631
Southwest Airlines Co.	8,350	507,680
Spirit Airlines, Inc.[1]	30,570	1,287,608

		6,499,490

Building Products—0.2%
SMC Corp.	5,900	2,920,207

Commercial Services & Supplies—0.6%
Edenred	68,380	2,208,706
Johnson Controls International plc	34,599	1,353,859
KAR Auction Services, Inc.	24,030	1,310,596
Prosegur Cia de Seguridad SA	298,376	2,481,498
Republic Services, Inc., Cl. A	27,820	1,914,016
Waste Management, Inc.	12,740	1,126,598

		10,395,273

Construction & Engineering—0.6%
Boskalis Westminster	41,435	1,652,973
Ferrovial SA	188,814	4,328,651
Fluor Corp.	20,300	1,232,210
Vinci SA	36,040	3,892,186

		11,106,020

8        OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Electrical Equipment—1.1%
Legrand SA	29,640	$2,463,612
Mitsubishi Electric Corp.	251,500	4,614,437
Nidec Corp.	21,500	3,453,803
Philips Lighting NV3	87,749	3,454,820
Schneider Electric SE	48,960	4,589,512

		18,576,184

Industrial Conglomerates—0.6%
General Electric Co.	186,010	3,007,782
Jardine Strategic Holdings Ltd.	42,572	1,693,855
Seibu Holdings, Inc.	170,300	3,413,173
Siemens AG, Sponsored ADR	9,140	696,925
SM Investments Corp.	89,494	1,787,036

		10,598,771

Machinery—1.0%
Aalberts Industries NV	49,695	2,716,057
Atlas Copco AB, Cl. A	58,504	2,744,622
Caterpillar, Inc.	9,780	1,591,989
Deere & Co.	3,970	660,687
Illinois Tool Works, Inc.	11,800	2,049,306
Kubota Corp.	123,000	2,519,201
PACCAR, Inc.	7,060	526,394
Parker-Hannifin Corp.	6,520	1,313,258
Stanley Black & Decker, Inc.	2,810	467,106
VAT Group AG1,3	7,733	1,234,304
Wabtec Corp.	11,580	938,443
Weir Group plc (The)	33,015	1,036,020

		17,797,387

Professional Services—0.9%
Bureau Veritas SA	85,740	2,514,018
Equifax, Inc.	10,700	1,336,751
Intertek Group plc	28,580	2,039,139
Nielsen Holdings plc	85,800	3,209,778
Recruit Holdings Co. Ltd.	232,400	5,678,243

		14,777,929

Road & Rail—0.4%
Canadian National Railway Co.	47,330	3,792,080
Canadian Pacific Railway Ltd.	13,820	2,557,253
Kansas City Southern	5,480	619,952

		6,969,285

Trading Companies & Distributors—1.0%
Brenntag AG	82,902	5,374,325
Bunzl plc	86,850	2,541,843
Fastenal Co.	51,400	2,824,944
Ferguson plc	16,563	1,278,746

9        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Trading Companies & Distributors (Continued)
ITOCHU Corp.	199,400	$3,923,304
Travis Perkins plc	79,315	1,645,406

		17,588,568

Transportation Infrastructure—0.4%
Beijing Capital International Airport Co. Ltd., Cl. H	2,224,000	3,370,680
DP World Ltd.	67,925	1,803,744
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	33,044	643,099
Malaysia Airports Holdings Bhd	441,100	1,017,993

		6,835,516

Information Technology—13.0%
Communications Equipment—0.5%
Cisco Systems, Inc.	74,680	3,102,207
Motorola Solutions, Inc.	35,810	3,561,663
Nokia OYJ	449,838	2,165,933

		8,829,803

Electronic Equipment, Instruments, & Components—1.0%
Hitachi Ltd.	315,000	2,522,417
Hoya Corp.	39,600	2,029,702
Keyence Corp.	7,200	4,389,638
Largan Precision Co. Ltd.	1,000	137,573
Spectris plc	45,462	1,685,460
Sunny Optical Technology Group Co. Ltd.	4,000	55,437
TDK Corp.	43,900	4,067,246
TE Connectivity Ltd.	19,980	2,048,549
Zebra Technologies Corp., Cl. A1	4,620	568,999

		17,505,021

Internet Software & Services—4.0%
Alibaba Group Holding Ltd., Sponsored ADR[1]	64,130	13,101,118
Alphabet, Inc., Cl. A1	650	768,443
Alphabet, Inc., Cl. C1	17,000	19,888,980
Baidu, Inc., Sponsored ADR[1]	23,130	5,711,260
eBay, Inc.[1]	128,930	5,231,979
Facebook, Inc., Cl. A1	64,410	12,037,585
MercadoLibre, Inc.	180	69,678
NAVER Corp.	2,991	2,549,093
Tencent Holdings Ltd.	101,585	6,015,046
United Internet AG	29,641	2,160,407
Yandex NV, Cl. A1	11,090	429,516

		67,963,105

IT Services—1.3%
Amadeus IT Group SA	28,705	2,228,614
Amdocs Ltd.	52,620	3,599,208
Atos SE	19,980	3,151,722
First Data Corp., Cl. A1	59,700	1,056,690

10        OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
IT Services (Continued)
Infosys Ltd.	42,268	$763,765
Mastercard, Inc., Cl. A	24,740	4,181,060
PayPal Holdings, Inc.[1]	69,620	5,939,978
Tata Consultancy Services Ltd.	21,634	1,058,915

		21,979,952

Semiconductors & Semiconductor Equipment—2.6%
Advantest Corp.	129,200	2,782,701
ams AG1	25,511	2,349,765
Applied Materials, Inc.	77,790	4,171,878
ASML Holding NV	17,606	3,570,641
Broadcom Ltd.	7,877	1,953,732
Infineon Technologies AG	310,583	9,027,972
Marvell Technology Group Ltd.	49,490	1,154,602
Maxim Integrated Products, Inc.	27,280	1,664,080
Renesas Electronics Corp.[1]	189,100	2,236,177
SK Hynix, Inc.	28,155	1,942,543
STMicroelectronics NV	143,950	3,444,114
Taiwan Semiconductor Manufacturing Co. Ltd.	803,000	7,036,250
Texas Instruments, Inc.	20,760	2,276,749
Tokyo Electron Ltd.	5,500	1,035,477

		44,646,681

Software—2.0%
Activision Blizzard, Inc.	15,180	1,125,293
Dassault Systemes SE	18,540	2,137,731
Microsoft Corp.	67,990	6,459,730
Nintendo Co. Ltd.	13,600	5,989,553
Oracle Corp.	36,030	1,858,788
SAP SE	90,586	10,216,403
Snap, Inc., Cl. A1	13,960	188,739
Synopsys, Inc.[1]	13,190	1,221,526
Temenos Group AG	31,857	4,397,296

		33,595,059

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	121,011	20,260,872
Samsung Electronics Co. Ltd.	2,338	5,478,734
Western Digital Corp.	26,940	2,397,121

		28,136,727

Materials—2.6%
Chemicals—1.3%
Air Liquide SA	32,517	4,383,376
Akzo Nobel NV	13,752	1,287,977
Albemarle Corp.	2,990	333,654
DowDuPont, Inc.	38,139	2,882,546
Eastman Chemical Co.	16,900	1,676,142
Essentra plc	178,121	1,293,808

11        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Chemicals (Continued)
Linde AG1	8,478	$2,069,303
Novozymes AS, Cl. B	43,017	2,386,829
PPG Industries, Inc.	27,640	3,281,697
Sika AG	234	2,024,727

		21,620,059

Construction Materials—0.3%
Indocement Tunggal Prakarsa Tbk PT	387,500	631,648
James Hardie Industries plc	68,000	1,193,518
UltraTech Cement Ltd.	13,428	924,304
Vulcan Materials Co.	14,920	2,020,168

		4,769,638

Containers & Packaging—0.2%
CCL Industries, Inc., Cl. B	58,378	2,792,177
WestRock Co.	16,060	1,070,078

		3,862,255

Metals & Mining—0.8%
Anglo American plc	225,670	5,477,375
Compass Minerals International, Inc.	10,070	734,103
Glencore plc[1]	571,320	3,276,222
Grupo Mexico SAB de CV	376,817	1,335,844
Korea Zinc Co. Ltd.[1]	4,540	2,189,439
Polyus PJSC, GDR[3]	6,900	279,795
Real Gold Mining Ltd.[1,4]	273,000	349
Vale SA, Cl. B, Sponsored ADR	36,820	481,974

		13,775,101

Telecommunication Services—1.5%
Diversified Telecommunication Services—1.0%
AT&T, Inc.	46,690	1,748,541
Iliad SA	8,470	2,191,300
Nippon Telegraph & Telephone Corp.	133,600	6,384,714
Spark New Zealand Ltd.	706,169	1,868,360
Verizon Communications, Inc.	91,310	4,937,132

		17,130,047

Wireless Telecommunication Services—0.5%
China Mobile Ltd.	230,500	2,430,514
Rogers Communications, Inc., Cl. B	38,917	1,899,339
SK Telecom Co. Ltd.	14,838	3,685,921
Vodafone Group plc	306,269	976,760

		8,992,534

Utilities—0.6%
Electric Utilities—0.3%
Edison International	20,170	1,261,230
Entergy Corp.	13,500	1,062,315

12        OPPENHEIMER GLOBAL ALLOCATION FUND

		Shares	Value
Electric Utilities (Continued)
NextEra Energy, Inc.		4,101	$649,681
PG&E Corp.		65,480	2,778,316

			5,751,542

Gas Utilities—0.1%
AmeriGas Partners LP2		28,615	1,351,772

Multi-Utilities—0.2%
National Grid plc		325,990	3,733,921
SCANA Corp.		6,170	250,749

			3,984,670

Total Common Stocks (Cost $838,932,785)			1,032,959,411

Preferred Stocks—0.1%
Lojas Americanas SA, Preference		260,314	1,380,824
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.		629,697	98,706

Total Preferred Stocks (Cost $1,398,548)			1,479,530

		Principal Amount
U.S. Government Obligations—3.1%
United States Treasury Bonds, 2.875%, 8/15/45[5,6]		$17,022,000	16,825,848
United States Treasury Nts., 1.625%, 2/15/26[5,6]		38,920,000	35,896,859

Total U.S. Government Obligations (Cost $55,661,645)			52,722,707

Foreign Government Obligations—12.4%
Argentina—0.1%
Argentine Republic:
16.00% Bonds, 10/17/23	ARS	4,825,000	246,849
26.23% [BADLARPP+325] Sr. Unsec. Nts., 3/1/20[7]	ARS	16,346,000	877,723

			1,124,572

Brazil—1.2%
Federative Republic of Brazil:
6.36% Sr. Unsec. Nts., 4/1/18[9]	BRL	26,460,000	8,220,713
10.00% Unsec. Nts., 1/1/19	BRL	9,420,000	3,036,931
10.00% Unsec. Nts., 1/1/21	BRL	18,465,000	5,988,898
10.00% Unsec. Nts., 1/1/23	BRL	3,930,000	1,268,850
17.959% Unsec. Nts., 8/15/22[13]	BRL	1,200,000	1,218,763
18.093% Unsec. Nts., 5/15/45[13]	BRL	495,000	533,892

			20,268,047

Chile—0.2%
Republic of Chile:
4.50% Unsec. Nts., 2/28/21	CLP	1,507,000,000	2,572,550
4.50% Bonds, 3/1/21	CLP	280,000,000	477,965
4.50% Bonds, 3/1/26	CLP	200,000,000	332,191

			3,382,706

13        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Colombia—0.2%
Republic of Colombia:
Series B, 7.00% Bonds, 5/4/22	COP	3,390,000,000	$1,255,215
Series B, 7.50% Bonds, 8/26/26	COP	3,650,000,000	1,382,320
Series B, 10.00% Bonds, 7/24/24	COP	2,400,000,000	1,022,739

			3,660,274

Egypt—0.0%
Arab Republic of Egypt:
15.00% Bonds, 10/3/20	EGP	4,250,000	239,963
16.00% Unsec. Nts., 12/12/20	EGP	1,000,000	57,890

			297,853

Germany—7.0%
Federal Republic of Germany, 0.00% Bonds, 8/15/26	EUR	100,845,000	119,791,660

Hungary—0.2%
Hungary:
Series 20/A, 7.50% Bonds, 11/12/20	HUF	116,700,000	556,398
Series 25/B, 5.50% Bonds, 6/24/25	HUF	575,000,000	2,866,444
Series 27/A, 3.00% Bonds, 10/27/27	HUF	70,000,000	295,805

			3,718,647

Indonesia—0.5%
Republic of Indonesia:
Series FR61, 7.00% Sr. Unsec. Nts., 5/15/22	IDR	14,600,000,000	1,149,473
Series FR63, 5.625% Sr. Unsec. Nts., 5/15/23	IDR	4,600,000,000	345,033
Series FR71, 9.00% Sr. Unsec. Nts., 3/15/29	IDR	20,700,000,000	1,858,119
Series FR72, 8.25% Sr. Unsec. Nts., 5/15/36	IDR	28,900,000,000	2,466,862
Series FR73, 8.75% Sr. Unsec. Nts., 5/15/31	IDR	29,650,000,000	2,571,136

			8,390,623

Malaysia—0.1%
Federation of Malaysia:
Series 0217, 4.045% Sr. Unsec. Nts., 8/15/24	MYR	1,000,000	255,996
Series 0902, 4.378% Sr. Unsec. Nts., 11/29/19	MYR	6,785,000	1,773,798

			2,029,794

Mexico—0.5%
United Mexican States:
Series M, 5.75% Bonds, 3/5/26	MXN	45,000,000	2,153,607
Series M, 8.00% Bonds, 6/11/20	MXN	10,000,000	543,490
Series M, 8.00% Sr. Unsec. Nts., 12/7/23	MXN	3,800,000	208,901
Series M10, 8.50% Bonds, 12/13/18	MXN	48,250,000	2,612,177
Series M20, 8.50% Sr. Unsec. Nts., 5/31/29	MXN	17,020,000	973,524
Series M20, 10.00% Bonds, 12/5/24	MXN	12,850,000	782,457
Series M30, 8.50% Sr. Unsec. Nts., 11/18/38	MXN	5,880,000	339,150
Series M30, 10.00% Bonds, 11/20/36	MXN	2,750,000	180,548

			7,793,854

14        OPPENHEIMER GLOBAL ALLOCATION FUND

		Principal Amount	Value
Peru—0.2%
Republic of Peru:
6.35% Sr. Unsec. Nts., 8/12/28[3]	PEN	4,645,000	$1,643,553
6.95% Sr. Unsec. Nts., 8/12/31[3]	PEN	760,000	282,111
7.84% Sr. Unsec. Nts., 8/12/20[3]	PEN	4,180,000	1,464,656
8.20% Sr. Unsec. Nts., 8/12/26[3]	PEN	2,255,000	890,785

			4,281,105

Poland—0.3%
Republic of Poland:
Series 0721, 1.75% Bonds, 7/25/21	PLN	8,010,000	2,355,384
Series 0726, 2.50% Bonds, 7/25/26	PLN	6,960,000	1,954,523
Series 0922, 5.75% Bonds, 9/23/22	PLN	1,225,000	416,017

			4,725,924

Romania—0.1%
Romania, 5.95% Bonds, 6/11/21	RON	5,640,000	1,619,281

Russia—0.8%
Russian Federation:
Series 6209, 7.60% Bonds, 7/20/22	RUB	88,675,000	1,626,965
Series 6210, 6.80% Bonds, 12/11/19	RUB	126,800,000	2,260,615
Series 6211, 7.00% Bonds, 1/25/23	RUB	231,200,000	4,147,057
Series 6212, 7.05% Bonds, 1/19/28	RUB	18,000,000	318,960
Series 6216, 6.70% Bonds, 5/15/19	RUB	338,600,000	6,024,712

			14,378,309

South Africa—0.5%
Republic of South Africa:
Series 2023, 7.75% Bonds, 2/28/23	ZAR	4,700,000	397,461
Series 2030, 8.00% Bonds, 1/31/30	ZAR	13,540,000	1,064,528
Series 2037, 8.50% Bonds, 1/31/37	ZAR	23,550,000	1,824,647
Series 2048, 8.75% Bonds, 2/28/48	ZAR	4,500,000	350,048
Series R186, 10.50% Bonds, 12/21/26	ZAR	6,635,000	631,246
Series R208, 6.75% Sr. Unsec. Nts., 3/31/21	ZAR	42,700,000	3,549,439
Series R214, 6.50% Bonds, 2/28/41	ZAR	9,140,000	554,341

			8,371,710

Sri Lanka—0.0%
Democratic Socialist Republic of Sri Lanka, Series A, 11.50% Unsec. Nts., 12/15/21	LKR	31,000,000	215,475

Thailand—0.2%
Kingdom of Thailand:
1.875% Sr. Unsec. Nts., 6/17/22	THB	80,500,000	2,586,299
2.125% Sr. Unsec. Nts., 12/17/26	THB	34,400,000	1,077,829

			3,664,128

15        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Turkey—0.2%
Republic of Turkey:
8.50% Bonds, 7/10/19	TRY	1,165,000	$293,607
8.80% Bonds, 11/14/18	TRY	1,100,000	284,619
10.70% Bonds, 2/17/21	TRY	2,670,000	677,509
11.00% Bonds, 2/24/27	TRY	9,870,000	2,539,359

			3,795,094

Uruguay—0.1%
Oriental Republic of Uruguay, 9.875% Sr. Unsec. Nts., 6/20/22[3]	UYU	29,910,000	1,095,532

Total Foreign Government Obligations (Cost $204,218,405)			212,604,588

Non-Convertible Corporate Bond and Note—0.0%
Omnicare, Inc., 4.75% Sr. Unsec. Nts., 12/1/22 (Cost $210,993)		210,000	218,617

	Counterparty	Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)
Over-the-Counter Options Purchased—0.0%
EUR Currency
Call[1]	GSCO-OT	HUF 307.400	4/2/18	EUR 105,400	EUR 1,020	3,473
EUR Currency
Put[1]	GSCO-OT	KRW 1,275.000	2/28/18	EUR 75,000	EUR 1,025	284
ZAR Currency
Put[1]	JPM	ZAR 13.000	4/5/18	ZAR 1,300,000	ZAR 25,740	9,961

Total Over-the-Counter Options Purchased (Cost $52,409)						13,718

		Principal Amount
Short-Term Notes—11.3%
Arab Republic of Egypt Treasury Bills, 17.25%, 7/3/18[9]	EGP	16,000,000	843,781
Arab Republic of Egypt Treasury Bills, 17.946%, 4/3/18[9]	EGP	11,000,000	607,139
Argentine Republic Treasury Bills, 27.071%, 6/21/18[9]	ARS	8,210,000	380,336
Federal Republic of Germany Treasury Bills, 0.00%, 3/14/18[9]	EUR	34,700,000	43,125,211
Federal Republic of Nigeria Treasury Bills, 18.386%, 8/2/18[8]	NGN	300,000,000	776,008
Italian Republic Treasury Bills, 0.00%, 2/28/18[9]	EUR	31,120,000	38,650,945
Kingdom of Sweden Treasury Bills, 0.00%, 3/21/18[9]	SEK	339,160,000	43,081,786
Portuguese Republic Treasury Bills, 0.00%, 3/16/18[9]	EUR	11,720,000	14,558,620
Republic of Singapore Treasury Bills, 1.227%, 2/19/18[9]	SGD	25,700,000	19,581,880
United States Treasury Bills, 1.252%, 3/1/18[5,9,12]		33,000,000	32,964,484

Total Short-Term Notes (Cost $187,183,750)			194,570,190
		Shares
Investment Companies—13.6%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.26%[10,11]		30,753,989	30,753,989
Oppenheimer Master Event-Linked Bond Fund, LLC[10]		5,430,931	84,677,007
Oppenheimer Ultra-Short Duration Fund, Cl. Y10		23,634,282	118,171,408
Total Investment Companies (Cost $238,758,649)			233,602,404
Total Investments, at Value (Cost $1,526,417,184)		100.6%	1,728,171,165
Net Other Assets (Liabilities)		(0.6)	(10,058,506)
Net Assets		100.0%	$1,718,112,659

16        OPPENHEIMER GLOBAL ALLOCATION FUND

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,711,420 or 1.15% of the Fund’s net assets at period end.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Consolidated Notes.

5. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $12,176,966. See Note 6 of the accompanying Consolidated Notes.

6. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $26,664,354. See Note 6 of the accompanying Consolidated Notes.

7. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

8. Current yield as of period end.

9. Zero coupon bond reflects effective yield on the original acquisition date.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2017	Gross Additions		Gross Reductions	Shares January 31, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	178,062,806	358,810,610		506,119,427	30,753,989
Oppenheimer Master Event-Linked Bond Fund, LLC	4,616,016	814,915		—	5,430,931
Oppenheimer Master Loan Fund, LLC	7,213,775	—		7,213,775	—
Oppenheimer Senior Floating Rate Fund, Cl. I	4,392,376	—		4,392,376	—
Oppenheimer Ultra-Short Duration Fund, Cl. Y	—	23,634,282		—	23,634,282
	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$30,753,989	$321,939		$—	$—
Oppenheimer Master Event-Linked Bond Fund, LLC	84,677,007	1,429,101	[a]	(526,032)[a]	2,799,867	[a]
Oppenheimer Master Loan Fund, LLC	—	426,339	[b]	(838,598)[b]	85,021	[b]
Oppenheimer Senior Floating Rate Fund, Cl. I	—	60,108		860,678	(1,036,373)
Oppenheimer Ultra-Short Duration Fund, Cl. Y	118,171,408	297,623		—	(236,022)

Total	$233,602,404	$2,535,110		$(503,952)	$1,612,493

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

17        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

11. Rate shown is the 7-day yield at period end.

12. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

13. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$749,064,434	43.3%
Germany	221,197,604	12.8
Japan	91,195,678	5.3
France	90,709,246	5.2
United Kingdom	57,914,102	3.4
China	49,751,040	2.9
Sweden	47,749,359	2.8
Italy	40,012,628	2.3
Switzerland	37,043,857	2.1
Canada	28,630,924	1.7
Brazil	27,639,360	1.6
South Korea	23,258,158	1.3
Russia	22,222,938	1.3
Singapore	21,535,612	1.2
Netherlands	21,374,858	1.2
Spain	21,220,911	1.2
India	20,266,109	1.2
Hong Kong	17,009,360	1.0
Portugal	16,269,773	0.9
South Africa	14,054,220	0.8
Mexico	13,169,347	0.8
Indonesia	11,032,708	0.6
Denmark	9,651,618	0.6
Malaysia	7,767,951	0.5
Taiwan	7,173,823	0.4
Thailand	6,306,167	0.4
Peru	5,337,338	0.3
Colombia	4,991,929	0.3
Turkey	4,990,240	0.3
Poland	4,725,924	0.3
Philippines	4,614,852	0.3
Hungary	3,718,647	0.2
Chile	3,654,782	0.2
Australia	2,640,485	0.2
Austria	2,349,765	0.1
Egypt	2,296,045	0.1
United Arab Emirates	2,260,405	0.1
Finland	2,165,933	0.1
Ireland	2,003,998	0.1
New Zealand	1,868,360	0.1
Romania	1,619,281	0.1
Argentina	1,574,586	0.1
Bermuda	1,154,602	0.1
Uruguay	1,095,532	0.1

18        OPPENHEIMER GLOBAL ALLOCATION FUND

Geographic Holdings (Continued)	Value	Percent
Nigeria	$982,101	0.1%
Belgium	486,488	0.0
Sri Lanka	215,475	0.0
Vietnam	198,855	0.0
Eurozone	3,757	0.0

Total	$1,728,171,165	100.0%

Forward Currency Exchange Contracts as of January 31, 2018
Counterparty	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
BAC	03/2018	CLP	16,751,200	USD	25,594	$2,174,981	$—
BAC	03/2018	COP	61,152,000	USD	20,166	1,321,749	—
BAC	03/2018	INR	1,800	USD	28	75	—
BAC	03/2018	MXN	97,300	USD	4,989	200,311	—
BAC	02/2018 - 03/2018	MYR	35,970	USD	8,930	264,460	—
BAC	03/2018	TRY	31,730	USD	8,275	59,615	—
BAC	03/2018	USD	27,496	JPY	3,105,000	—	1,017,925
BAC	02/2018 - 03/2018	USD	12,315	MYR	50,280	—	536,929
BAC	03/2018	USD	26,031	PLN	93,200	—	1,840,894
BAC	03/2018	USD	8,842	RUB	530,900	—	548,865
BAC	03/2018	ZAR	73,530	USD	5,300	865,682	—
BOA	02/2018	BRL	90	USD	28	—	211
BOA	03/2018	CHF	30,740	USD	31,346	1,798,146	—
BOA	03/2018	CLP	9,000	USD	15	116	—
BOA	03/2018	COP	7,176,000	USD	2,369	152,705	—
BOA	03/2018	CZK	8,700	USD	405	23,470	—
BOA	03/2018	HUF	101,300	USD	397	9,224	—
BOA	02/2018	IDR	16,720,000	USD	1,242	7,731	—
BOA	03/2018	ILS	21,250	USD	6,038	188,441	—
BOA	03/2018	INR	292,100	USD	4,477	86,375	—
BOA	03/2018	KRW	14,622,000	USD	13,350	332,441	—
BOA	03/2018	MXN	160,900	USD	8,542	39,540	—
BOA	03/2018	PHP	12,600	USD	248	—	3,457
BOA	03/2018	PLN	12,540	USD	3,504	246,172	—
BOA	03/2018	RUB	5,700	USD	99	1,663	—
BOA	03/2018	THB	28,700	USD	891	26,369	—
BOA	03/2018	TWD	773,000	USD	25,901	708,919	—
BOA	02/2018 - 03/2018	USD	204	BRL	650	869	398
BOA	03/2018	USD	13,705	CAD	17,050	—	163,725
BOA	03/2018	USD	16,886	CHF	16,375	—	768,985
BOA	03/2018	USD	16,850	GBP	12,405	—	794,186
BOA	03/2018	USD	1,581	HUF	420,000	—	104,165
BOA	03/2018	USD	5,831	IDR	79,770,000	—	126,847
BOA	03/2018	USD	5,055	ILS	17,700	—	132,132
BOA	03/2018	USD	20,391	INR	1,326,000	—	327,514
BOA	03/2018	USD	673	MXN	13,000	—	20,307
BOA	03/2018	USD	6,375	NZD	9,285	—	464,529
BOA	03/2018	USD	3,427	PEN	11,130	—	27,166
BOA	03/2018	USD	56	PLN	190	—	971
BOA	03/2018	USD	4	RON	15	—	175

19        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)

Counterparty	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s	)	Unrealized Appreciation	Unrealized Depreciation
BOA	03/2018	USD	7,446	RUB	445,600		$—	$434,924
BOA	03/2018	USD	6,755	THB	219,800		—	270,209
BOA	03/2018	USD	527	ZAR	6,560		—	22,899
BOA	03/2018	ZAR	10,400	USD	833		38,638	—
CITNA-B	03/2018	AUD	2,660	USD	2,081		61,743	—
CITNA-B	03/2018	COP	12,276,000	USD	4,159		154,958	—
CITNA-B	03/2018	MXN	700	USD	37		86	—
CITNA-B	03/2018	NZD	5,945	USD	4,152		227,175	—
CITNA-B	03/2018	PLN	17,370	USD	5,051		143,511	—
CITNA-B	03/2018	THB	1,300	USD	41		845	—
CITNA-B	03/2018	USD	1,472	ARS	26,980		127,946	—
CITNA-B	03/2018	USD	26,830	COP	81,484,000		—	1,801,022
CITNA-B	02/2018	USD	802	IDR	10,910,100		—	13,311
CITNA-B	03/2018	USD	40,899	JPY	4,549,000		—	853,967
CITNA-B	03/2018	USD	728	PEN	2,350		—	918
CITNA-B	03/2018	USD	4,135	SEK	33,680		—	151,926
CITNA-B	03/2018	USD	5,089	TRY	20,170		—	208,617
CITNA-B	03/2018	USD	26,141	TWD	779,000		—	675,357
CITNA-B	03/2018	ZAR	590	USD	47		2,567	—
DEU	03/2018	CAD	37,165	USD	28,925		1,305,988	—
DEU	03/2018	MXN	20,400	USD	1,034		54,051	—
DEU	03/2018	NOK	107,440	USD	13,712		244,638	—
DEU	03/2018	RON	90	USD	23		702	—
DEU	03/2018	SEK	38,940	USD	4,653		304,116	—
DEU	03/2018	USD	248,834	EUR	209,475		—	11,989,142
GSCO-OT	03/2018	AUD	36,795	USD	27,994		1,650,470	—
GSCO-OT	02/2018	BRL	7,710	USD	2,357		62,477	—
GSCO-OT	03/2018	EUR	485	USD	577		26,292	—
GSCO-OT	03/2018	GBP	47,435	USD	63,641		3,827,125	—
GSCO-OT	02/2018	IDR	1,342,000	USD	100		160	58
GSCO-OT	03/2018	MXN	3,600	USD	186		5,966	—
GSCO-OT	02/2018	MYR	18,155	USD	4,444		199,439	—
GSCO-OT	03/2018	RON	10	USD	3		41	—
GSCO-OT	03/2018	RUB	6,500	USD	113		1,494	—
GSCO-OT	03/2018	TRY	250	USD	65		685	—
GSCO-OT	02/2018	USD	2,434	BRL	7,710		17,427	3,354
GSCO-OT	03/2018	USD	5,409	CHF	5,230		—	230,362
GSCO-OT	03/2018	USD	23	CLP	14,000		—	513
GSCO-OT	03/2018	USD	2,562	HUF	680,000		—	166,189
GSCO-OT	02/2018	USD	114	IDR	1,542,000		136	1,318
GSCO-OT	03/2018	USD	77	MXN	1,500		—	2,744
GSCO-OT	02/2018	USD	674	MYR	2,690		—	13,573
GSCO-OT	03/2018	USD	34	PEN	110		—	46
GSCO-OT	03/2018	USD	489	PLN	1,690		—	16,009
GSCO-OT	03/2018	USD	1,605	RON	6,315		—	82,056
GSCO-OT	03/2018	USD	1,207	ZAR	15,290		—	74,167
GSCO-OT	03/2018	ZAR	15,050	USD	1,207		54,968	—
HSBC	03/2018	CLP	5,089,000	USD	8,431		4,659	—

20        OPPENHEIMER GLOBAL ALLOCATION FUND

Forward Currency Exchange Contracts (Continued)

Counterparty	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
HSBC	03/2018	CNH	112,450	USD	17,121	$688,651	$—
HSBC	03/2018	COP	24,325,000	USD	8,401	146,145	—
HSBC	03/2018	EUR	3,280	USD	3,886	198,677	—
HSBC	03/2018	HKD	92,050	USD	11,811	—	31,178
HSBC	03/2018	JPY	2,290,000	USD	20,531	499,128	—
HSBC	03/2018	NOK	17,910	USD	2,146	180,223	—
HSBC	03/2018	PLN	19,000	USD	5,503	178,739	—
HSBC	03/2018	USD	12,001	AUD	15,843	—	763,519
HSBC	04/2018	USD	8,103	BRL	26,460	—	150,176
HSBC	03/2018	USD	30,157	CAD	38,160	—	883,382
HSBC	03/2018	USD	14	CZK	300	—	823
HSBC	03/2018	USD	3,434	DKK	21,515	—	166,380
HSBC	03/2018	USD	60,882	GBP	45,296	—	3,544,338
HSBC	03/2018	USD	16,763	JPY	1,885,000	—	547,100
HSBC	03/2018	USD	40,860	SEK	339,160	—	2,316,678
HSBC	03/2018	USD	5,032	SGD	6,680	—	64,529
HSBC	03/2018	ZAR	103,470	USD	8,335	340,852	—
JPM	02/2018	BRL	770	USD	237	4,183	—
JPM	03/2018	CAD	1,205	USD	965	15,686	—
JPM	03/2018	COP	18,000	USD	6	77	—
JPM	03/2018	CZK	300	USD	14	802	—
JPM	03/2018	EUR	28,110	USD	33,381	1,622,334	—
JPM	03/2018	HUF	40,400	USD	156	6,459	—
JPM	02/2018	IDR	4,138,000	USD	305	4,334	—
JPM	03/2018	INR	851,600	USD	13,341	—	35,617
JPM	03/2018	KRW	12,531,000	USD	11,806	—	80,000
JPM	03/2018	MXN	2,500	USD	132	1,818	—
JPM	03/2018	PHP	300	USD	6	—	106
JPM	03/2018	PLN	114,810	USD	33,024	1,310,479	—
JPM	03/2018	RUB	665,400	USD	11,510	260,507	—
JPM	03/2018	SGD	8,300	USD	6,157	176,354	—
JPM	03/2018	THB	75,100	USD	2,313	87,419	—
JPM	03/2018	TRY	5,570	USD	1,410	52,355	—
JPM	03/2018	TWD	144,000	USD	4,913	44,057	—
JPM	10/2018	UAH	12,600	USD	429	11,334	681
JPM	02/2018	USD	243	BRL	770	1,804	—
JPM	03/2018	USD	40,646	CHF	39,685	—	2,142,036
JPM	03/2018	USD	496	CLP	319,000	—	32,375
JPM	03/2018	USD	37,563	CNH	250,620	—	2,128,881
JPM	03/2018	USD	151	COP	438,000	—	3,084
JPM	02/2018 - 03/2018	USD	60,292	EUR	50,315	—	2,305,541
JPM	03/2018	USD	18,016	HKD	140,570	27,530	—
JPM	02/2018 - 03/2018	USD	3,049	IDR	41,826,000	—	75,019
JPM	03/2018	USD	765	INR	49,300	—	5,414
JPM	03/2018	USD	34,000	MXN	661,200	—	1,266,494
JPM	08/2018	USD	384	NGN	147,000	—	26,572
JPM	03/2018	USD	9,423	PHP	476,000	173,545	—
JPM	03/2018	USD	77	PLN	260	—	287

21        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)

Counterparty	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
JPM	03/2018	USD	3,241	RUB	193,100	$—	$174,915
JPM	02/2018 - 03/2018	USD	20,805	SGD	28,000	—	547,868
JPM	03/2018	USD	34	TRY	130	—	503
JPM	03/2018	USD	12,250	ZAR	168,700	—	1,894,780
JPM	03/2018	ZAR	42,210	USD	3,355	184,541	—
NOM	03/2018	USD	25,355	KRW	27,612,000	—	483,319
RBS	03/2018	USD	2,589	GBP	1,900	—	113,518
TDB	02/2018	BRL	44,760	USD	14,188	—	139,384
TDB	03/2018	CLP	2,506,000	USD	4,132	22,012	—
TDB	03/2018	JPY	8,250,000	USD	73,816	1,923,973	—
TDB	03/2018	MXN	465,200	USD	24,239	572,871	—
TDB	02/2018 - 03/2018	USD	25,092	BRL	81,400	120,349	544,665
TDB	03/2018	USD	28,159	CLP	18,221,200	—	2,046,524
TDB	03/2018	USD	17,327	GBP	12,315	9,491	198,572

Total Unrealized Appreciation and Depreciation						$25,894,086	$46,606,320

Futures Contracts as of January 31, 2018
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000’s)	Value	(Depreciation)
Brent Crude Oil*	Buy	4/30/18	269	USD 18,320	$18,356,560	$36,347
Brent Crude Oil*	Buy	9/28/18	269	USD 16,076	17,829,320	1,753,418
Canadian Bonds, 10 yr.	Buy	3/20/18	144	CAD 16,016	15,480,585	(535,729)
Japanese Bonds, 10 yr.	Buy	3/13/18	95	JPY 131,288	130,808,830	(478,825)
MSCI Emerging
Market Index	Buy	3/16/18	651	USD 37,664	40,941,390	3,277,653
Nikkei 225 Index	Buy	3/8/18	27	JPY 5,572	5,710,635	138,432
S&P 500 E-Mini
Index	Buy	3/16/18	849	USD 113,236	119,953,088	6,717,120
S&P/TSX 60 Index	Buy	3/15/18	39	CAD 6,049	5,980,000	(69,188)
SPI 200 Index	Buy	3/15/18	193	AUD 23,402	23,254,037	(148,040)
Stoxx Europe 600
Index	Sell	3/16/18	1,513	EUR 37,190	36,949,409	240,425
United Kingdom
Long Bonds, 10 yr.	Buy	3/27/18	243	GBP 42,874	42,141,175	(733,137)
United States
Treasury Long
Bonds	Buy	3/20/18	85	USD 13,018	12,564,063	(454,423)
United States
Treasury Nts., 10 yr.	Buy	3/20/18	13	USD 1,623	1,580,516	(42,678)
United States
Treasury Nts., 5 yr.	Buy	3/29/18	589	USD 68,762	67,564,742	(1,197,325)
United States Ultra
Bonds	Buy	3/20/18	168	USD 28,024	27,205,500	(818,030)

						$7,686,020

*All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

22        OPPENHEIMER GLOBAL ALLOCATION FUND

Over-the-Counter Options Written at January 31, 2018

Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		KRW		EUR

EUR Currency Call	GSCO-OT	1350.000	2/28/18	(1,025)	EUR 75,000	$7,834	$(5,050)
		KRW		EUR

EUR Currency Put	GSCO-OT	1230.000	2/28/18	(1,025)	EUR 75,000	2,033	(2)
		HUF		EUR

EUR Currency Call	GSCO-OT	314.300	4/2/18	(1,020)	EUR 105,400	4,376	(3,603)
		HUF		EUR

EUR Currency Put	GSCO-OT	302.550	4/2/18	(1,020)	EUR 105,400	2,101	(771)
		ZAR		ZAR

ZAR Currency Put	JPM	13.750	4/5/18	(27,225)	ZAR 1,375,000	12,361	(3,267)
		ZAR		ZAR

ZAR Currency Call	JPM	12.000	4/5/18	(23,760)	ZAR 1,200,000	19,125	(50,918)

Total Over-the-Counter Options Written						$47,830	$ (63,611)

Centrally Cleared Interest Rate Swaps at January 31, 2018
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
CITNA-B	Pay	MXN TIIE BANXICO	7.920%	9/13/18	MXN 139,475	$ —	$ 926	$ 926
CITNA-B	Pay	Three-Month ZAR JIBAR SAFEX	8.590	1/23/28	ZAR 24,790	—	(14,875)	(14,875)
GSCOI	Pay	MXN TIIE BANXICO	7.350	3/11/22	MXN 41,358	—	(26,478)	(26,478)
JPM	Pay	BZDI	9.060	1/4/21	BRL 6,300	—	18,857	18,857
JPM	Receive	Three-Month USD BBA LIBOR	2.118	3/20/22	USD 1,965	—	21,916	21,916
JPM	Pay	Three-Month ZAR JIBAR SAFEX	7.930	1/9/28	ZAR 10,895	—	(3,720)	(3,720)
JPM	Receive	BZDI	7.535	1/2/19	BRL 20,580	—	(42,232)	(42,232)
JPM	Pay	BZDI	10.500	7/1/20	BRL 58,285	—	13,309	13,309
JPM	Receive	BZDI	9.395	1/2/23	BRL 7,075	—	(13,268)	(13,268)
JPM	Pay	BZDI	8.840	1/4/21	BRL 19,130	—	49,523	49,523
UBS	Pay	MXN TIIE BANXICO	6.860	7/21/22	MXN 32,600	—	(55,482)	(55,482)

Total Centrally Cleared Interest Rate Swaps						$—	$(51,524)	$(51,524)

Over-the-Counter Interest Rate Swaps at January 31, 2018
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
BOA	Pay	Six-Month INR FBIL MIBOR OIS Compound	6.350%	6/5/22	INR 247,500	$ —	$ (30,787)	$ (30,787)

23        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaps (Continued)
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Pay	Compound	6.250%	9/29/22	INR 93,800	$—	$(19,575)	$(19,575)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Pay	Compound	6.290	9/28/22	INR 199,500	—	(36,167)	(36,167)
		Three-Month
		MYR KLIBOR
BOA	Pay	BNM	3.470	10/27/21	MYR 17,050	—	(74,079)	(74,079)
		Three-Month
		MYR KLIBOR
BOA	Pay	BNM	3.290	10/27/18	MYR 10,430	—	(9,073)	(9,073)
		Six-Month CLP
CITNA-B	Pay	TNA	3.410	9/20/22	CLP 807,000	—	1,458	1,458
		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	6.260	7/14/27	3,648,800	—	30,672	30,672
		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	5.175	4/20/20	9,387,500	—	42,244	42,244
		1 Time COP IBR			COP
GSCOI	Receive	OIS Compound	5.010	7/14/18	29,471,500	—	(28,629)	(28,629)
JPM	Pay	BZDI	10.130	7/1/19	BRL 35,205	—	76,989	76,989
		Three-Month
		COP IBR OIS			COP
JPM	Pay	Compound	5.700	3/8/19	14,175,000	—	80,441	80,441

Total Over-the-Counter Interest Rate Swaps						$—	$33,494	$33,494

Over-the-Counter Interest Rate Swaptions Written at January 31, 2018
Description	Counterparty	Pay/ Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Premiums Received	Value
Six-
Month
Interest Rate			PLN
Swap Maturing			WIBOR
2/6/23 Call	GSCOI	Pay	WIBO	2.580%	2/2/18	PLN 13,850	$19,602		$(22,005)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
NOM	Nomura Global Financial Products, Inc.

24        OPPENHEIMER GLOBAL ALLOCATION FUND

Counterparty Abbreviations (Continued)
RBS	Royal Bank of Scotland plc (The)
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukraine Hryvnia
UYU	Uruguay Peso
ZAR	South African Rand

Definitions
BADLARPP	Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BNM	Bank Negara Malaysia

25        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
BZDI	Brazil Interbank Deposit Rate
FBIL	Financial Benchmarks India Private Ltd.
IBR	Indicador Bancario de Referencia
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OIS	Overnight Index Swap
S&P	Standard & Poor’s
TIIE	Interbank Equilibrium Interest Rate
TNA	Non-Deliverable CLP Camara
TSX 60	60 largest companies on the Toronto Stock Exchange
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

26        OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

1. Organization

Oppenheimer Global Allocation Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Allocation Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals (“Gold ETFs”). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 6,961 shares with net assets of $39,074,571 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are

27        OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are

28        OPPENHEIMER GLOBAL ALLOCATION FUND

3. Securities Valuation (Continued)

derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

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NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$76,715,498	$100,098,373	$—	$176,813,871
Consumer Staples	40,297,532	49,051,914	—	89,349,446
Energy	27,184,128	13,123,770	—	40,307,898
Financials	100,870,295	79,045,152	—	179,915,447
Health Care	60,733,417	34,308,985	—	95,042,402
Industrials	50,092,570	97,543,811	—	147,636,381
Information Technology	126,030,023	96,626,325	—	222,656,348
Materials	16,608,383	27,418,321	349	44,027,053
Telecommunication Services	8,585,012	17,537,569	—	26,122,581
Utilities	7,354,063	3,733,921	—	11,087,984
Preferred Stocks	1,479,530	—	—	1,479,530
U.S. Government Obligations	—	52,722,707	—	52,722,707
Foreign Government Obligations	—	212,604,588	—	212,604,588
Non-Convertible Corporate Bond and Note	—	218,617	—	218,617
Over-the-Counter Options Purchased	—	13,718	—	13,718
Short-Term Notes	—	194,570,190	—	194,570,190
Investment Companies	148,925,397	84,677,007	—	233,602,404

Total Investments, at Value	664,875,848	1,063,294,968	349	1,728,171,165
Other Financial Instruments:
Swaps, at value	—	231,804	—	231,804
Centrally cleared swaps, at value	—	104,531	—	104,531
Futures contracts	12,163,395	—	—	12,163,395
Forward currency exchange contracts	—	25,894,086	—	25,894,086

Total Assets	$677,039,243	$1,089,525,389	$349	$1,766,564,981

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(198,310)	$—	$(198,310)
Centrally cleared swaps, at value	—	(156,055)	—	(156,055)
Options written, at value	—	(63,611)	—	(63,611)
Futures contracts	(4,477,375)	—	—	(4,477,375)

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3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Other Financial Instruments (Continued)
Forward currency exchange contracts	$—	$(46,606,320)	$—	$(46,606,320)
Swaptions written, at value	—	(22,005)	—	(22,005)

Total Liabilities	$(4,477,375)	$(47,046,301)	$—	$(51,523,676)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1*	Transfers out of Level 1**	Transfers into Level 2**	Transfers out of Level 2*
Assets Table
Investments, at
Value:
Common Stocks
Consumer
Discretionary	$–	$(3,420,264)	$3,420,264	$ –
Consumer
Staples	2,069,007	–	–	(2,069,007)
Financials	–	(1,915,088)	1,915,088	–
Health Care	–	(614,347)	614,347	–
Information
Technology	–	(1,186,555)	1,186,555	–
Materials	–	(912,400)	912,400	–

Total Assets	$2,069,007	$(8,048,654)	$8,048,654	$ (2,069,007)

* Transfers from Level 2 to Level 1 are a result of the availability of quoted prices from an active market which were not available and have become available.

** Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar

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NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Event-Linked Bond Fund, LLC (“Master

32        OPPENHEIMER GLOBAL ALLOCATION FUND

4. Investments and Risks (Continued)

Event-Linked Bond”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The Fund’s investments in the Master Funds are included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 30.9% of Master Event-Linked Bond and no longer held Master Loan at period end.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to

33        OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities,

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6. Use of Derivatives (Continued)

it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio

35        OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $613,303,590 and $946,984,557, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $471,067,365 and $23,849,588 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

36        OPPENHEIMER GLOBAL ALLOCATION FUND

6. Use of Derivatives (Continued)

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $868 and $40,077 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction

37        OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

During the reporting period, the Fund had an ending monthly average market value of $17,627 and $18,813 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative

38        OPPENHEIMER GLOBAL ALLOCATION FUND

6. Use of Derivatives (Continued)

interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.

For the reporting period, the Fund had ending monthly average notional amounts of $26,947,209 and $72,451,276 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

At period end, the Fund had no purchased swaption contracts outstanding.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed or floating interest rate and receives a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. A written swaption paying a fixed rate becomes more valuable as the reference interest rate increases relative to the preset interest rate. A written swaption paying a floating rate becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $18,646 on written swaptions.

39        OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $5,575,143.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are

40        OPPENHEIMER GLOBAL ALLOCATION FUND

6. Use of Derivatives (Continued)

members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.

Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an

ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

41        OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

	Shares	Value
Common Stocks—60.8%
Consumer Discretionary—1.3%
Hotels, Restaurants & Leisure—0.0%
Caesars Entertainment Corp.[1]	3,397	$47,388
Household Durables—0.0%
Everyware Global, Inc.[1,2]	8,735	75,340
Media—1.2%
DISH Network Corp., Cl. A1	185,665	8,707,688
Live Nation Entertainment, Inc.[1]	138,080	6,221,885

		14,929,573
Specialty Retail—0.1%
Gymboree Corp. (The)[1]	4,118	74,124
Gymboree Corp. (The)[1]	11,737	211,266

		285,390
Consumer Staples—4.1%
Beverages—1.0%
Coca-Cola Co. (The)	260,320	12,388,629
Tobacco—3.1%
Altria Group, Inc.[3]	304,221	21,398,905
Philip Morris International, Inc.	154,220	16,537,011

		37,935,916
Energy—5.8%
Energy Equipment & Services—0.8%
Halliburton Co.	67,622	3,631,301
Ocean Rig UDW, Inc., Cl. A1	16,398	441,434
Schlumberger Ltd.	75,310	5,541,310

		9,614,045
Oil, Gas & Consumable Fuels—5.0%
Arch Coal, Inc., Cl. A	436	39,244
Canadian Natural Resources Ltd.	139,577	4,764,909
Chevron Corp.	59,721	7,486,027
ConocoPhillips	133,494	7,850,782
EOG Resources, Inc.	67,223	7,730,645
Newfield Exploration Co.[1]	101,937	3,227,326
Noble Energy, Inc.[3]	222,021	6,776,081
Occidental Petroleum Corp.	128,242	9,614,303
Sabine Oil[1]	113	5,452
Templar Energy, Cl. A1	9,620	12,025
TOTAL SA, Sponsored ADR	146,110	8,483,147
Valero Energy Corp.	67,196	6,448,800

		62,438,741

1         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Financials—11.0%
Capital Markets—2.2%
Aretec Group, Inc.[1]	3,448	$153,436
Goldman Sachs Group, Inc. (The)	52,390	14,034,757
Raymond James Financial, Inc.	52,550	5,065,294
State Street Corp.	74,610	8,219,784

		27,473,271

Commercial Banks—2.8%
M&T Bank Corp.[3]	152,210	29,038,624
PNC Financial Services Group, Inc. (The)	33,360	5,271,547

		34,310,171

Insurance—4.2%
Allstate Corp. (The)	195,090	19,269,039
Chubb Ltd.	208,190	32,508,869

		51,777,908

Real Estate Investment Trusts (REITs)—1.8%
American Assets Trust, Inc.	96,238	3,393,352
Blackstone Mortgage Trust, Inc., Cl. A	418,290	12,966,990
Starwood Property Trust, Inc.	277,760	5,663,526
VICI Properties, Inc.[1]	4,922	108,284

		22,132,152

Health Care—9.9%
Biotechnology—0.7%
Shire plc, ADR	58,170	8,146,127

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	80,270	4,989,583
Medtronic plc	122,668	10,535,955
New Millennium Holdco, Inc.[1,2]	7,733	77

		15,525,615

Health Care Providers & Services—4.0%
Cigna Corp.	74,210	15,461,654
HCA Healthcare, Inc.[1]	71,500	7,232,940
Millennium Corporate Claim Litigation Trust[1,2]	441	4
Millennium Lender Claim Litigation Trust[1,2]	882	9
Premier, Inc., Cl. A1	189,390	6,145,706
UnitedHealth Group, Inc.[3]	88,340	20,917,145

		49,757,458

Pharmaceuticals—4.0%
Allergan plc	29,350	5,290,631
Bristol-Myers Squibb Co.	66,490	4,162,274
Merck & Co., Inc.[3]	168,120	9,961,110
Mylan NV1	186,640	7,997,524
Novartis AG, Sponsored ADR	130,990	11,796,959

2         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Shares	Value
Pharmaceuticals (Continued)
Roche Holding AG	41,189	$10,142,089

		49,350,587

Industrials—11.5%
Aerospace & Defense—5.7%
L3 Technologies, Inc.	55,880	11,872,265
Lockheed Martin Corp.[3]	65,900	23,384,615
Northrop Grumman Corp.	53,390	18,180,897
Raytheon Co.	80,830	16,888,620

		70,326,397

Air Freight & Couriers—0.3%
FedEx Corp.	15,390	4,039,567

Airlines—0.3%
United Continental Holdings, Inc.[1]	53,306	3,615,213

Commercial Services & Supplies—2.1%
Johnson Controls International plc	205,201	8,029,515
Republic Services, Inc., Cl. A3	253,820	17,462,816

		25,492,331

Construction & Engineering—0.4%
Granite Construction, Inc.	77,350	5,158,472

Industrial Conglomerates—2.4%
General Electric Co.[3]	627,660	10,149,262
Honeywell International, Inc.[3]	124,860	19,936,396

		30,085,658

Road & Rail—0.3%
Union Pacific Corp.	30,550	4,078,425

Information Technology—9.8%
Communications Equipment—2.5%
Cisco Systems, Inc.[3]	544,210	22,606,483
CommScope Holding Co., Inc.[1]	213,290	8,239,393

		30,845,876

Internet Software & Services—2.8%
Alphabet, Inc., Cl. A1,3	29,420	34,780,912

Semiconductors & Semiconductor Equipment—2.7%
NXP Semiconductors NV1	63,290	7,615,053
QUALCOMM, Inc.[3]	114,260	7,798,245
Xilinx, Inc.[3]	255,560	18,660,991

		34,074,289

3         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Software—0.1%
Avaya Holdings Corp.[1]	35,372	$738,567

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.[3]	124,336	20,817,577

Materials—3.8%
Chemicals—1.2%
Celanese Corp., Cl. A	141,540	15,308,966

Containers & Packaging—2.1%
Packaging Corp. of America	102,360	12,859,487
Sonoco Products Co.	230,990	12,545,067

		25,404,554

Metals & Mining—0.5%
Steel Dynamics, Inc.	142,830	6,484,482

Telecommunication Services—2.4%
Diversified Telecommunication Services—2.4%
AT&T, Inc.	218,190	8,171,216
BCE, Inc.	278,820	13,034,835
Verizon Communications, Inc.	156,820	8,479,257

		29,685,308

Utilities—1.2%
Electric Utilities—0.6%
Edison International	74,660	4,668,490
PG&E Corp.	81,150	3,443,194

		8,111,684

Multi-Utilities—0.6%
CMS Energy Corp.	156,240	6,991,380

Total Common Stocks (Cost $553,961,062)		752,227,969

Preferred Stocks—1.0%
M&T Bank Corp., 6.375% Cum., Series A, Non-Vtg.	5,167	5,229,262
M&T Bank Corp., 6.375% Cum., Series C, Non-Vtg.	7,500	7,582,050

Total Preferred Stocks (Cost $12,684,599)		12,811,312

	Units
Rights, Warrants and Certificates—0.0%
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[1]	361	2,347
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[1]	64	352

Total Rights, Warrants and Certificates (Cost $48,285)		2,699

	Principal Amount
Asset-Backed Securities—4.6%
GSAMP Trust:
Series 2005-HE4, Cl. M3, 2.341% [US0001M+78], 7/25/45[4]	$3,300,000	3,287,872
Series 2005-HE5, Cl. M3, 2.021% [US0001M+46], 11/25/35[4]	8,121,777	7,827,073

4         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Asset-Backed Securities (Continued)
GSAMP Trust: (Continued) Series 2007-HS1, Cl. M4, 3.811% [US0001M+225], 2/25/47[4]	$6,600,000	$6,868,221
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Cl. M2, 2.011% [US0001M+45], 12/25/35[4]	1,836,000	1,836,177
New Century Home Equity Loan Trust, Series 2005-2, Cl. M3, 2.296% [US0001M+73.5], 6/25/35[4]	5,500,000	5,502,402
Park Place Securities, Inc., Series 2005-WCW3, Cl. M1, 2.041% [US0001M+48], 8/25/35[4]	3,979,516	3,973,933
RASC Series Trust: Series 2005-KS8, Cl. M5, 2.201% [US0001M+64], 8/25/35[4] Series 2006-KS2, Cl. M2, 1.951% [US0001M+39], 3/25/36[4]	2,993,634 14,625,000	2,933,610 14,243,624
Raspro Trust, Series 2005-1A, Cl. G, 2.025% [LIBOR03M+40], 3/23/24[4,5]	11,109,904	11,021,391

Total Asset-Backed Securities (Cost $50,055,443)		57,494,303
Mortgage-Backed Obligations—4.4%
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Cl. M1, 2.206% [US0001M+64.5], 4/25/34[4]	3,558,338	3,480,135
Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3, 2.341% [US0001M+78], 6/25/35[4]	4,000,000	4,026,851
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Cl. M3, 2.506% [US0001M+94.5], 10/25/34[4]	1,250,000	1,252,568
First NLC Trust, Series 2005-4, Cl. A4, 1.951% [US0001M+39], 2/25/36[4]	10,331,110	9,880,159
Home Equity Asset Trust, Series 2005-5, Cl. M2, 2.326% [US0001M+76.5], 11/25/35[4]	1,398,455	1,405,797
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Cl. M3, 2.051% [US0001M+49], 8/25/35[4]	1,298,061	1,299,153
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 3.62%, 4/21/34[6]	269,509	275,807
RAMP Trust:
Series 2005-RS2, Cl. M4, 2.281% [US0001M+72], 2/25/35[4]	4,469,000	4,469,203
Series 2005-RS6, Cl. M2, 2.326% [US0001M+76.5], 6/25/35[4]	290,439	291,234
Series 2006-EFC1, Cl. M2, 1.961% [US0001M+40], 2/25/36[4]	5,490,000	5,421,683
Series 2006-NC3, Cl. A3, 1.831% [US0001M+27], 3/25/36[4]	16,698,000	16,377,550
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Cl. A2, 1.881% [US0001M+32], 5/25/37[4,5]	5,899,504	5,868,142

Total Mortgage-Backed Obligations (Cost $41,600,504)		54,048,282
Non-Convertible Corporate Bonds and Notes—10.6%
Consumer Discretionary—0.3%
Automobiles—0.3%
American Honda Finance Corp.:
1.50% Sr. Unsec. Nts., 11/19/18	2,000,000	1,990,995
1.569% [US0003M+15] Sr. Unsec. Nts., 11/13/19[4]	200,000	200,116
2.00% Sr. Unsec. Nts., 11/13/19	200,000	198,755
Daimler Finance North America LLC, 2.00% Sr. Unsec. Nts., 8/3/18[5]	1,000,000	999,831
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[5]	240,000	229,380

		3,619,077

5         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Staples—0.3%
Beverages—0.2%
PepsiCo, Inc., 1.35% Sr. Unsec. Nts., 10/4/19	$2,000,000	$1,968,905

Tobacco—0.1%
BAT International Finance plc, 1.85% Sr. Unsec. Nts., 6/15/18[5]	1,500,000	1,498,727

Energy—1.3%
Energy Equipment & Services—0.2%
Schlumberger Holdings Corp., 2.35% Sr. Unsec. Nts., 12/21/18[5]	2,000,000	2,002,592

Oil, Gas & Consumable Fuels—1.1%
BP Capital Markets plc, 1.768% Sr. Unsec. Nts., 9/19/19	500,000	495,176
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts., 11/9/20[5]	11,495,000	12,314,007
Valero Energy Corp., 9.375% Sr. Unsec. Nts., 3/15/19	1,300,000	1,398,860

		14,208,043
Financials—7.6%
Capital Markets—1.5%
Goldman Sachs Capital II, 4.00% [US0003M+76.75] Jr. Sub. Perpetual Bonds[4,7]	54,000	47,655
Goldman Sachs Group, Inc. (The):
5.375% [US0003M+392.2] Jr. Sub. Perpetual Bonds[4,7]	1,598,000	1,651,932
6.15% Sr. Unsec. Nts., 4/1/18	2,000,000	2,013,744
5.70% [US0003M+388.4] Jr. Sub. Perpetual Bonds, Series L4,7	12,127,000	12,498,450
Morgan Stanley:
2.125% Sr. Unsec. Nts., 4/25/18	1,000,000	1,000,548
6.625% Sr. Unsec. Nts., 4/1/18	1,350,000	1,360,479

		18,572,808

Commercial Banks—5.9%
Bank of America Corp., 6.25% [US0003M+370.5] Jr. Sub. Perpetual Bonds[4,7]	11,551,000	12,476,813
Bank of Montreal:
2.10% Sr. Unsec. Nts., 12/12/19	1,200,000	1,191,047
2.149% [US0003M+60] Sr. Unsec. Nts., 12/12/19[4]	800,000	805,188
Bank of Nova Scotia (The), 1.65% Sr. Unsec. Nts., 6/14/19	2,000,000	1,979,425
Citigroup, Inc.:
2.15% Sr. Unsec. Nts., 7/30/18	1,500,000	1,500,976
5.875% [US0003M+405.9] Jr. Sub. Perpetual Bonds[4,7]	17,008,000	17,624,540
Commonwealth Bank of Australia, 1.375% Sr. Unsec. Nts., 9/6/18[5]	2,000,000	1,992,258
JPMorgan Chase & Co., 6.10% [US0003M+333] Jr. Sub. Perpetual Bonds[4,7]	11,625,000	12,416,953
Nordea Bank AB, 1.625% Sr. Unsec. Nts., 9/30/19[5]	1,000,000	984,260
Royal Bank of Canada, 1.625% Sr. Unsec. Nts., 4/15/19	2,000,000	1,983,691
Skandinaviska Enskilda Banken AB, 2.133% [US0003M+57] Sr. Unsec. Nts., 9/13/19[4,5]	1,300,000	1,307,930
Societe Generale SA:
2.625% Sr. Unsec. Nts., 10/1/18	1,000,000	1,004,248
2.775% [US0003M+108] Sr. Unsec. Nts., 10/1/18[4]	1,000,000	1,006,952

6         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Commercial Banks (Continued)
Sumitomo Mitsui Banking Corp., 1.966% Sr. Unsec. Nts., 1/11/19	$750,000	$747,939
Svenska Handelsbanken AB, 1.50% Sr. Unsec. Nts., 9/6/19	1,500,000	1,478,818
Toronto-Dominion Bank (The):
1.90% Sr. Unsec. Nts., 10/24/19	500,000	495,499
2.154% [US0003M+42] Sr. Unsec. Nts., 1/18/19[4]	1,200,000	1,203,914
Wells Fargo & Co., 5.90% [US0003M+311] Jr. Sub. Perpetual
Bonds, Series S4,7	12,050,000	12,776,012

		72,976,463

Consumer Finance—0.2%
American Express Co.:
2.097% [US0003M+33] Sr. Unsec. Nts., 10/30/20[4]	500,000	500,891
2.20% Sr. Unsec. Nts., 10/30/20	500,000	493,473
7.00% Sr. Unsec. Nts., 3/19/18	1,700,000	1,711,327

		2,705,691

Industrials—0.2%
Machinery—0.2%
Ingersoll-Rand Global Holding Co. Ltd., 6.875% Sr. Unsec. Nts., 8/15/18	2,000,000	2,050,168
Information Technology—0.1%
Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc., 1.90% Sr. Unsec. Nts., 2/7/20	1,000,000	991,331

Materials—0.6%
Containers & Packaging—0.0%
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[5]	25,000	24,993

Metals & Mining—0.6%
Freeport-McMoRan, Inc., 2.375% Sr. Unsec. Nts., 3/15/18	7,550,000	7,551,510

Telecommunication Services—0.2%
Diversified Telecommunication Services—0.2%
AT&T, Inc.:
5.50% Sr. Unsec. Nts., 2/1/18	1,000,000	1,000,000
5.875% Sr. Unsec. Nts., 10/1/19	1,200,000	1,265,370

		2,265,370

Utilities—0.0%
Electric Utilities—0.0%
Duke Energy Corp., 6.25% Sr. Unsec. Nts., 6/15/18	500,000	507,750

Total Non-Convertible Corporate Bonds and Notes (Cost $130,278,821)		130,943,428

Corporate Loans—10.6%
Consumer Discretionary—4.0%
Auto Components—0.0%
FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.693%, [LIBOR4+400], 11/19/19[4]	65,354	65,435

7         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Components (Continued)
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.313%, [LIBOR12+275], 3/7/24[4]	$278,625	$280,482

		345,917
Automobiles—0.1%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.31%-5.32%, [LIBOR12+375], 4/15/21[4]	837,756	845,807
Distributors—0.2%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.324%, [LIBOR12+275], 8/25/21[4,8]	194,411	193,609
Tranche B6, 4.462%, [LIBOR4+300], 6/22/23[4,8]	124,765	124,200
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.074%, [LIBOR4+350], 9/26/24[4]	184,538	182,784
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.125%, [LIBOR12+450], 8/21/22[4,8]	223,903	200,766
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.567%, [LIBOR12+500], 9/25/24[4,8]	308,925	311,049
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.06%, [LIBOR12+250], 11/17/24[4]	129,675	130,404
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.06%, [LIBOR12+250], 8/18/23[4,8]	185,543	186,613
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.729%, [LIBOR4+425], 6/23/23[4,8]	93,069	90,083
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.374%, [LIBOR4+375], 8/16/23[4,8]	57,102	57,364
Men’s Wearhouse, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.813%-5.125%, [LIBOR4+350], 6/18/21[4,8]	58,231	58,595
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.304%-4.324%, [LIBOR12+275], 1/30/23[4]	163,393	164,697
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.30%-4.78%, [LIBOR4+300], 8/19/22[4,8]	122,896	123,801
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.772%, [LIBOR4+300], 1/26/23[4,8]	215,469	164,134
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.57%, [LIBOR12+300], 3/11/22[4,8]	439,793	357,980
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.069%-5.074%, [LIBOR12+350], 6/8/24[4]	163,763	163,312
		2,509,391
Diversified Consumer Services—0.0%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.069%, [LIBOR4+450], 5/8/20[4]	246,558	194,576
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.074%, [LIBOR12+450], 5/8/20[4,8]	19,947	15,742
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.695%, [LIBOR4+500], 4/1/21[4]	267,603	268,272

8         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Diversified Consumer Services (Continued)
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.445%, [LIBOR4+875], 4/1/22[4]	$44,964	$43,615

		522,205

Hotels, Restaurants & Leisure—1.1%
Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%, [LIBOR4+350], 8/1/21[4]	217,804	219,846
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.968%, [LIBOR52+250], 9/15/23[4]	156,873	158,213
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.074%, [LIBOR4+250], 10/7/24[4]	390,000	393,007
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.324%, [LIBOR4+275], 12/23/24[4]	1,430,000	1,448,683
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.818%, [LIBOR12+300], 2/12/21[4]	112,978	110,365
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.57%, [LIBOR12+200], 12/27/24[4]	90,000	90,731
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%, [LIBOR12+250], 4/18/24[4]	164,175	165,694
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%, [LIBOR12+300], 2/1/24[4]	382,140	384,338
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.813%-3.875%, [LIBOR4+225], 4/17/24[4]	285,504	288,003
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%, [LIBOR12+250], 8/30/23[4]	69,301	70,006
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.979%, [LIBOR4+350], 5/9/24[4]	208,950	211,301
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.074%, [LIBOR12+250], 11/30/23[4]	79,200	80,025
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.443%, [LIBOR4+375], 2/22/23[4]	64,675	65,746
Hilton Wordwide Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.561%, [LIBOR12+200], 10/25/23[4]	7,019,749	7,079,697
Intrawest Resorts Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.824%, [LIBOR4+325], 7/31/24[4]	20,000	20,194
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.47%, [LIBOR4+275], 4/14/21[4]	230,543	231,697
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%, [LIBOR12+250], 1/19/24[4]	47,125	47,449
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.67%, [LIBOR4+225], 5/11/24[4]	54,588	55,048
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.824%, [LIBOR4+325], 8/14/24[4]	448,875	452,367
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%, [LIBOR12+250], 6/8/23[4]	520,934	524,492
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.067%, [LIBOR12+350], 11/15/20[4]	139,671	135,656
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.811%, [LIBOR12+350], 12/20/24[4]	90,000	90,798

9         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.32%-6.45%, [LIBOR12+475], 11/29/24[4,8]	$1,380,000	$1,401,128

		13,724,484
Household Durables—0.8%
Axalta Coating Systems US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.693%, [LIBOR4+200], 6/1/24[4,8]	8,737,854	8,812,606
BRP US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%, [LIBOR4+225], 6/30/23[4,8]	129,344	130,779
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.311%, [LIBOR12+250], 10/27/22[4,8]	49,874	50,373
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.064%, [LIBOR12+250], 10/27/22[4]	69,125	69,816
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.074%, [LIBOR12+550], 2/15/23[4]	188,750	190,244
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.324%, [LIBOR12+275], 1/26/24[4]	135,615	137,056
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.074%, [LIBOR12+350], 9/7/23[4]	379,888	301,631
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.812%-5.195%, [LIBOR4+350], 11/8/23[4]	515,076	505,794
Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%, [LIBOR12+225], 8/1/23[4]	204,482	206,284

		10,404,583
Media—1.3%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%, [LIBOR4+325], 9/26/21[4,8]	261,857	228,908
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.47%, [LIBOR4+275], 7/15/25[4]	228,275	226,016
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%, [LIBOR12+225], 7/28/25[4]	184,213	184,846
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%, [LIBOR12+325], 10/3/23[4]	112,673	113,958
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.172%, [LIBOR4+275], 11/18/24[4]	220,000	221,807
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.074%, [LIBOR12+350], 4/9/21[4]	535,834	434,921
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.083%, [LIBOR4+675], 1/30/19[4]	2,846,691	2,190,372
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 8.833%, [LIBOR4+750], 7/30/19[4]	57,055	43,750
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.81%, [LIBOR12+225], 7/17/25[4]	173,501	174,062
Tranche B, 4.139%, [LIBOR4+250], 1/12/26[4]	75,000	75,657
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.272%, [LIBOR4+550], 2/28/20[4]	240,132	237,880
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.444%, [LIBOR4+575], 8/13/21[4]	837	841

10         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Media (Continued)
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%, [LIBOR4+350], 10/18/19[4]	$145,565	$138,469
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.814%, [LIBOR12+250], 2/7/24[4]	184,384	185,997
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.443%, [LIBOR4+475], 11/3/23[4,8]	287,709	291,593
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.212%, [LIBOR4+375], 11/27/23[4,8]	169,000	167,989
Tranche B4, 6.195%, [LIBOR4+450], 1/2/24[4]	60,000	60,908
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.33%, [LIBOR6+275], 12/18/20[4]	847,109	855,580
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.693%, [LIBOR4+600], 4/22/20[2,4]	465,000	460,931
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.22%, [LIBOR4+350], 1/7/22[4]	480,000	466,200
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.817%, [LIBOR12+225], 12/8/23[4]	199,260	201,627
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.31%, [LIBOR4+250], 10/4/24[4]	130,000	131,314
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.444%, [LIBOR4+575], 8/13/21[4]	323,030	324,393
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.468%, [LIBOR6+300], 1/17/25[4,8]	170,000	172,090
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.068%, [LIBOR12+250], 1/17/24[4,8]	92,425	93,118
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.074%, [LIBOR4+650], 10/13/22[2,4]	700,000	696,500
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%, [LIBOR12+325], 7/21/22[4]	233,426	234,631
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.068%, [LIBOR12+250], 1/17/24[4,8]	733,633	739,136
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.574%, [LIBOR12+300], 2/1/24[4]	476,400	478,399
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.35%, [LIBOR12+300], 2/1/24[4,8]	140,000	140,587
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.569%, [LIBOR4+400], 11/8/24[4]	284,288	288,054
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.08%, [LIBOR12+250], 7/2/21[4,8]	139,638	140,922
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.522%, [LIBOR4+275], 7/31/25[4]	49,625	47,857
Tranche B12, 4.72%, [LIBOR4+300], 1/31/26[4]	411,908	397,922
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.913%, [LIBOR12+225], 12/12/24[4,8]	465,000	469,650
Tranche B2, 3.83%, [LIBOR12+225], 1/3/24[4]	462,537	465,645
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.229%, [LIBOR4+275], 12/6/23[4]	129,025	129,670
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AL, 4.06%, [LIBOR12+250], 3/1/26[4]	265,000	266,957

11         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Telesat Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.70%, [LIBOR4+300], 11/17/23[4]	$89,773	$90,469
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.574%, [LIBOR12+300], 1/26/24[4]	354,132	355,350
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 3.81%, [LIBOR4+225], 1/15/26[4]	200,000	200,681
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 4.324%, [LIBOR12+275], 3/15/24[4]	701,541	703,045
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 4.06%, [LIBOR4+250], 1/15/26[4]	381,000	383,286
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.06%, [LIBOR12+250], 1/15/26[4]	430,000	432,986
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.811%, [LIBOR12+325], 8/18/23[4]	463,838	464,707
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.83%, [LIBOR12+325], 5/6/21[4]	237,114	239,040
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.807%, [LIBOR12+225], 11/1/23[4]	199,697	201,085
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.06%, [LIBOR12+250], 4/15/25[4]	470,000	470,294

		15,720,100

Multiline Retail—0.5%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.805%, [LIBOR12+325], 10/25/20[4,8]	6,820,150	5,869,592

Specialty Retail—0.0%
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.28%, [LIBOR4+450], 8/29/21[4]	109,714	109,760

Consumer Staples—0.2%
Beverages—0.2%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.546%-3.824%, [LIBOR4+225], 2/16/24[4]	293,133	295,185
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.046%-6.00%, [PRIME4+175], 4/6/24[4]	281,437	282,735
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.574%, [LIBOR12+300], 6/2/21[4]	63,382	63,877
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.824%, [LIBOR12+225], 8/3/22[4]	191,914	193,388
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.454%, [LIBOR12+325], 1/19/25[4,8]	115,000	116,689
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.688%, [LIBOR4+225], 7/4/22[4]	85,000	85,797
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.556%, [LIBOR12+200], 6/16/23[4]	133,448	134,699
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.488%-4.90%, [LIBOR4+275], 10/4/23[4]	640,428	648,603
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.759%, [LIBOR12+225], 5/15/24[4,8]	12,976	13,029

12         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Beverages (Continued)
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.81%, [LIBOR12+225], 5/15/24[4]	$155,024	$156,090
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.154%, [LIBOR12+350], 4/19/24[4]	54,725	55,341
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.564%, [LIBOR12+200], 2/2/24[4]	309,219	312,328
Post Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.824%, [LIBOR12+225], 5/24/24[4]	393,037	395,944
Refresco Group NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.067%, [LIBOR4+275], 9/26/24[4,8]	60,000	60,262
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.731%, [LIBOR4+325], 12/14/24[4,8]	100,000	100,438
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.196%, [LIBOR4+325], 1/26/25[4,8]	50,000	50,677

		2,965,082

Energy—0.3%
Energy Equipment & Services—0.3%
American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.485%, [LIBOR12+425], 8/4/20[4,9]	239,526	159,285
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%, [LIBOR4+400], 10/31/24[4]	270,000	273,769
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.936%, [LIBOR12+1,037.5], 12/31/21[4]	115,000	130,812
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.306%, [LIBOR12+475], 12/31/22[4]	115,000	117,421
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.954%, [LIBOR4+750], 8/23/21[4]	110,000	117,958
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24[6,8]	235,795	239,335
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.324%, [LIBOR12+375], 10/2/23[4]	481,237	488,556
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.693%, [LIBOR4+700], 8/31/20[4]	48,000	46,280
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.693%, [LIBOR4+500], 6/27/20[4]	63,125	52,709
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.95%, [LIBOR4+525], 8/25/23[4]	233,496	214,306
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, [LIBOR4+450], 6/18/20[4,9]	198,414	92,511
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.561%, [LIBOR12+400], 2/15/24[4]	203,463	203,844
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.20%, [LIBOR4+350], 12/31/23[4]	181,641	182,640
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%, [LIBOR4+300], 2/21/21[4]	451,714	399,015
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%, [LIBOR4+350], 12/16/20[4]	14,292	12,530
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%, [LIBOR4+350], 12/16/20[4]	5,304	4,650

13         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy Equipment & Services (Continued)
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.85%, [LIBOR4+400], 9/27/24[4]	$105,000	$106,498
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.413%, [LIBOR4+300], 4/12/24[4]	170,000	171,062

		3,013,181

Oil, Gas & Consumable Fuels—0.0%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%, [LIBOR4+350], 12/16/20[4]	102,391	89,763
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.943%, [LIBOR4+425], 8/4/21[4]	284,217	281,286

		371,049

Financials—0.2%
Capital Markets—0.0%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.819%, [LIBOR12+425], 11/23/20[4]	211,454	212,710
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.069%, 5/23/21[6,10]	569,619	572,646
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.069%, 5/23/21[6,8,10]	23,285	23,409

		808,765

Commercial Banks—0.2%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.817%, [LIBOR4+325], 8/12/22[4]	105,739	106,665
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.304%-4.324%, [LIBOR12+275], 1/25/24[4]	114,422	115,343
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.693%, [LIBOR4+300], 5/22/24[4]	115,986	116,711
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%, [LIBOR12+250], 3/25/24[4]	82,748	83,369
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.546%-5.022%, [LIBOR4+325], 11/4/21[4,8]	20,343	20,371
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.443%, [LIBOR4+275], 7/3/24[4]	54,863	55,428
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.312%, [LIBOR4+300], 10/2/20[4]	140,573	141,731
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.125%, [LIBOR12+350], 12/20/24[4]	115,000	116,006
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.557%-4.558%, [LIBOR4+300], 10/1/21[4]	189,050	191,649
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.234%, [LIBOR4+450], 1/31/25[4,8]	90,000	90,225
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.574%, [LIBOR12+350], 1/8/24[4]	306,577	310,312
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.574%, [LIBOR12+300], 10/24/22[4]	600,371	579,830

14         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Commercial Banks (Continued)
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%, [LIBOR4+300], 5/16/24[4]	$204,488	$205,714

		2,133,354

Consumer Finance—0.0%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.83%, [LIBOR12+525], 9/29/20[4,8]	154,902	150,739
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.24%, [LIBOR12+900], 9/29/21[4]	71,202	70,491

		221,230

Health Care—0.6%
Biotechnology—0.0%
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.074%, [LIBOR12+350], 1/31/25[4]	170,000	171,048

Health Care Equipment & Supplies—0.5%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.855%, [LIBOR4+612.5], 4/30/22[4]	64,737	62,795
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.305%, [LIBOR12+275], 2/16/23[4,8]	197,480	199,352
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.943%, [LIBOR12+325], 4/28/22[4]	92,383	93,307
Tranche B, 5.591%, [LIBOR12+325], 9/26/24[4,8]	95,000	96,271
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%, [LIBOR12+425], 4/16/21[4]	182,206	182,776
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%, [LIBOR4+425], 10/24/23[4]	110,000	111,237
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.074%, [LIBOR4+550], 8/4/21[4]	100,990	101,242
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%, [LIBOR4+350], 4/22/24[4]	299,949	301,936
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.943%, [LIBOR4+325], 9/1/24[4]	44,888	44,972
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.693%, [LIBOR4+400], 6/7/19[4]	58,967	59,241
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.324%, [LIBOR12+275], 3/1/24[4]	714,600	719,959
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 4.229%, [LIBOR4+275], 12/31/19[4]	10,864	10,745
Tranche H, 4.479%, [LIBOR4+300], 1/27/21[4]	337,637	331,921
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.491%, [LIBOR4+275], 6/1/22[4,8]	75,000	75,844
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.819%-4.945%, [LIBOR12+325], 6/8/20[4]	383,156	379,384
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%, [LIBOR12+425], 4/29/24[4]	279,298	280,241
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.824%, [LIBOR12+325], 10/30/23[4]	83,941	84,636

15         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.715%, [LIBOR52+225], 1/31/25[4]	$463,832	$467,238
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 3.824%, [LIBOR12+225], 2/15/24[4]	114,138	115,320
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.319%-4.324%, [LIBOR4+275], 8/18/22[4]	226,419	228,287
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.943%, [LIBOR4+325], 2/2/24[4]	104,475	104,762
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, Tranche A, 6.943%, [LIBOR4+525], 11/30/18[4]	141,409	102,875
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.443%, [LIBOR4+275], 9/24/24[4]	74,294	74,240
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.693%, [LIBOR4+300], 6/7/23[4]	421,603	424,997
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.693%, [LIBOR4+300], 1/31/21[4]	346,805	351,717
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.443%, [LIBOR4+575], 7/31/19[4]	104,104	82,588
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.296%-5.695%, [LIBOR4+400], 11/27/20[4]	258,030	250,612
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, 5.046%, [LIBOR4+375], 6/30/21[4]	237,430	239,952
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.324%, [LIBOR4+300], 9/27/24[4]	14,963	15,092
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.13%-6.75%, [LIBOR4+350], 3/1/21[4]	84,363	85,312
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.574%, [LIBOR12+300], 5/15/22[4]	14,962	15,028
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.83%, [LIBOR4+325], 9/2/24[4]	174,563	175,071
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.324%, [LIBOR12+275], 2/6/24[4]	332,961	327,551
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.896%, [LIBOR4+325], 6/23/24[4,8]	10,000	10,119
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 5.06%, [LIBOR12+350], 4/1/22[4]	51,530	52,390
Vizient, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.324%, [LIBOR12+275], 2/13/23[4]	16,411	16,622
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.49%, [LIBOR4+300], 12/2/24[4]	140,000	141,882

		6,417,514

Health Care Providers & Services—0.1%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, [LIBOR4+350], 4/9/21[4]	458,362	460,654

16         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Industrials—2.9%
Aerospace & Defense—0.0%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%, [LIBOR4+350], 4/9/20[4]	$114,129	$113,216

Commercial Services & Supplies—0.7%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.574%, [LIBOR12+500], 10/18/21[4]	91,656	92,503
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.443%, [LIBOR4+375], 7/28/22[4]	313,141	310,597
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.324%, [LIBOR12+275], 8/4/22[4]	711,110	717,446
Tranche B5, 4.574%, [LIBOR12+300], 11/3/23[4]	210,691	212,633
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.124%, [LIBOR12+450], 5/31/24[4]	124,375	125,619
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.674%-5.222%, [LIBOR4+350], 4/29/24[4]	189,050	189,995
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.892%, [LIBOR4+250], 11/7/24[4]	165,000	167,131
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.647%-5.677%, [LIBOR4+450], 12/8/23[4]	123,750	124,059
Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.067%, [LIBOR12+350], 9/15/20[4]	208,998	210,566
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%, [LIBOR4+550], 3/19/21[4]	53,155	51,826
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-7.272%, [LIBOR4+550], 3/19/21[4]	107,248	103,784
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%, [LIBOR4+350], 12/20/19[4]	326,854	169,555
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.324%, [LIBOR12+275], 8/12/20[4]	74,375	75,090
Tranche B2, 4.824%, [LIBOR12+325], 8/14/23[4]	185,926	188,149
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.819%, [LIBOR4+525], 6/30/22[4]	97,904	97,252
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.307%, [LIBOR12+575], 1/5/24[4]	103,021	103,794
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.916%, [LIBOR4+350], 5/24/24[4]	372,889	376,928
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%, [LIBOR4+350], 10/31/21[4]	313,600	317,619
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.074%, [LIBOR6+350], 5/1/24[4]	313,425	315,091
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.885%, [LIBOR4+375], 10/3/24[4]	85,000	85,850
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.618%, [LIBOR4+500], 4/11/23[4]	149,638	151,882
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.443%, [LIBOR4+375], 8/12/22[4]	158,468	160,053
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.067%, [LIBOR12+450], 4/26/24[4]	224,329	226,456

17         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Legalzoom.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.941%, [LIBOR4+450], 11/21/24[4]	$160,000	$161,400
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.443%, [LIBOR4+575], 3/20/20[4]	101,077	99,814
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.943%, [LIBOR4+825], 4/17/20[4]	45,073	43,158
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%, [LIBOR4+350], 5/21/22[4]	181,637	184,588
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.193%, [LIBOR4+550], 9/30/22[4,8]	345,331	346,540
Sabre GLBL, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%, [LIBOR12+225], 2/22/24[4]	420,536	423,982
Sarbacane Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.704%, [LIBOR4+300], 1/29/25[4,8]	35,000	35,427
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, [LIBOR4+275], 2/28/21[4,8]	260,000	260,650
SMG US Midco 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.89%, [LIBOR6+325], 1/23/25[4]	30,000	30,400
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.489%, [LIBOR4+400], 9/12/24[4]	525,000	523,362
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.166%, [LIBOR4+275], 9/2/21[4]	692,246	695,849
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.958%, [LIBOR4+225], 11/1/21[4]	709,000	715,477

		8,094,525

Industrial Conglomerates—1.0%
Clark Equipment Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.193%, [LIBOR4+275], 5/18/24[4]	187,587	189,814
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.443%, [LIBOR12+275], 7/30/24[4]	153,764	154,743
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%, [LIBOR4+300], 4/1/24[4]	280,824	283,388
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.625%, [LIBOR12+300], 12/6/24[4]	99,250	100,739
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%, [LIBOR4+350], 6/30/21[4]	181,579	183,962
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%, [LIBOR12+225], 5/17/24[4]	149,250	149,903
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.81%, [LIBOR12+225], 8/21/24[4]	108,567	109,599
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.324%-4.443%, [LIBOR4+275], 6/9/23[4]	11,049,222	11,164,078
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.568%, [LIBOR12+400], 11/30/23[4]	282,058	285,496
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%, [LIBOR4+350], 6/19/21[4]	59,831	58,515

18         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Industrial Conglomerates (Continued)
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.272%, [LIBOR4+350], 12/28/19[4]	$97,947	$98,131

		12,778,368

Road & Rail—1.1%
Air Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.745%, [LIBOR4+225], 10/6/23[4]	94,763	95,829
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.074%, [LIBOR12+450], 5/18/23[4]	169,150	171,318
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.811%, [LIBOR12+225], 3/21/22[4]	955,200	954,832
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.574%, [LIBOR12+300], 2/1/24[4]	139,678	141,076
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.324%, [LIBOR12+875], 11/12/20[4]	160,289	96,650
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.574%, [LIBOR12+500], 2/27/24[4]	78,729	80,009
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.693%, [LIBOR4+200], 10/6/23[4,8]	10,015,000	10,112,045
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.574%, [LIBOR12+300], 7/29/22[4]	207,583	208,793
Tranche B2, 4.574%, [LIBOR12+300], 7/29/22[4]	61,007	61,362
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.729%, [LIBOR4+825], 2/23/22[2,4]	982,800	1,020,146

		12,942,060

Trading Companies & Distributors—0.0%
Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.313%, [LIBOR4+600], 2/8/19[4,9]	374,111	202,768

Transportation Infrastructure—0.1%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.82%, [LIBOR12+225], 4/6/24[4]	236,400	238,616
Cooper-Standard Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.943%, [LIBOR4+225], 11/2/23[4]	100,241	101,056
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.479%, [LIBOR4+500], 5/19/23[4]	119,400	121,340
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.06%, [LIBOR12+350], 11/6/24[4]	145,000	146,511
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.067%, [LIBOR12+450], 5/22/24[4]	184,048	187,729
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%, [LIBOR12+275], 6/30/22[4]	458,306	461,888

		1,257,140

Information Technology—0.6%
Communications Equipment—0.0%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.96%, [LIBOR4+725], 7/17/20[4]	406,152	385,032

19         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electronic Equipment, Instruments, & Components—0.0%
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.06%, [LIBOR12+450], 4/14/21[4]	$166,600	$167,408
Internet Software & Services—0.6%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.817%-4.979%, [LIBOR4+350], 6/13/24[4]	354,113	356,547
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche
B, 6.31%, [LIBOR12+475], 12/15/24[4]	1,032,000	1,038,662
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.734%, [LIBOR4+500], 6/30/21[4]	239,812	235,816
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.824%, [LIBOR12+325], 9/10/22[4]	363,973	366,399
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.817%, [LIBOR12+225], 8/16/22[4]	50,741	51,185
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.38%, [LIBOR4+300], 5/1/24[4]	207,955	209,688
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 5.90%, [LIBOR12+425], 12/15/21[4]	138,125	139,248
Tranche B3, 5.502%, [LIBOR12+425], 12/15/21[4,8]	5,000	5,041
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.32%, [LIBOR12+275], 7/5/21[4]	136,316	138,139
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.33%, [LIBOR12+375], 6/1/22[4]	128,243	129,285
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.81%, [LIBOR12+225], 7/8/22[4]	87,429	88,127
Tranche B, 3.81%, [LIBOR12+225], 4/26/24[4]	369,782	372,862
Genesys Telecommunications Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.443%, [LIBOR4+375], 12/1/23[4]	104,127	105,038
Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%, [LIBOR12+225], 2/15/24[4]	250,880	252,966
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.443%, [LIBOR4+275], 2/1/22[4]	420,726	423,469
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.943%, [LIBOR4+325], 8/5/22[4]	212,736	214,122
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.56%, [LIBOR12+700], 4/6/22[4]	79,600	80,694
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.83%, [LIBOR12+425], 1/20/24[4]	109,174	106,826
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.074%, [LIBOR12+450], 11/29/24[4]	100,000	101,094
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.324%, [LIBOR12+275], 6/21/24[4]	82,823	83,358
Tranche B2, 4.074%, [LIBOR4+250], 11/19/21[4]	165,000	166,135
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.06%, [LIBOR12+250], 5/13/24[4]	83,529	84,260
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.067%, [LIBOR12+450], 9/30/24[4]	324,188	327,835
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.722%-6.824%, [LIBOR12+525], 9/27/23[4]	125,987	127,037

20         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.897%, [LIBOR6+650], 12/8/21[4]	$ 66,979	$ 66,352
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.718%, [LIBOR4+325], 1/11/25[4,8]	60,000	60,705
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%, [LIBOR4+550], 10/31/22[4]	222,982	228,209
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.83%, [LIBOR12+325], 4/24/22[4]	243,750	241,398
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.324%, [LIBOR12+275], 6/21/24[4]	549,888	553,437
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.074%, [LIBOR4+350], 2/3/23[4]	139,647	140,573
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%, [LIBOR12+325], 3/3/23[4]	74,244	74,899
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.569%, [LIBOR12+300], 5/1/24[4]	416,905	419,425
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.074%, [LIBOR4+250], 9/28/24[4]	74,813	75,202
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.193%, [LIBOR4+450], 1/27/23[4]	275,713	277,724
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%, [LIBOR12+250], 12/1/23[4]	247,000	248,854

		7,590,611
Materials—0.6%
Chemicals—0.2%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.693%, [LIBOR4+300], 1/31/24[4]	94,762	95,662
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.229%, [LIBOR4+275], 8/30/20[4]	17,599	17,632
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.229%, [LIBOR4+275], 8/30/20[4]	136,972	137,229
Tranche B3, 4.229%, [LIBOR4+275], 8/30/20[4]	41,491	41,569
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.074%, [LIBOR12+350], 7/30/21[4]	188,753	190,680
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%, [LIBOR4+325], 11/7/24[4]	185,000	187,024
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%, [LIBOR12+250], 2/14/24[4]	84,363	85,066
H.B. Fuller Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.811%, [LIBOR4+225], 10/20/24[4]	364,088	367,299
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 4.574%, [LIBOR12+300], 6/7/23[4]	87,672	88,430
Tranche B7, 4.074%, [LIBOR4+275], 6/7/20[4]	88,054	88,788
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.943%, [LIBOR4+425], 2/14/24[4]	109,662	110,530
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.064%, [LIBOR4+675], 8/20/19[4]	59,138	60,186
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.205%, [LIBOR4+250], 2/8/25[4,8]	60,000	60,625

21         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.067%, [LIBOR12+350], 6/13/23[4]	$98,750	$99,120
Trinseo Materials Operating SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.074%, [LIBOR4+250], 9/6/24[4]	34,913	35,302
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%, [LIBOR4+300], 9/23/24[4]	208,985	211,299
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%, [LIBOR4+300], 9/23/24[4]	482,431	487,772
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%, [LIBOR12+250], 7/1/24[4]	254,363	257,119

		2,621,332

Construction Materials—0.1%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%, [LIBOR12+250], 10/31/23[4]	89,325	90,098
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.824%-3.943%, [LIBOR12+225], 8/18/23[4]	237,173	239,900
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.324%, [LIBOR12+275], 11/15/23[4]	456,779	459,842
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.817%, [LIBOR12+225], 7/20/22[4]	91,902	92,755
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.817%, [LIBOR12+325], 2/28/24[4]	138,978	140,541

		1,023,136

Containers & Packaging—0.1%
Berry Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche M, 3.804%-3.824%, [LIBOR12+225], 10/1/22[4]	387,534	390,979
Tranche N, 3.804%, [LIBOR12+225], 1/19/24[4]	99,749	100,587
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.874%-4.958%, [LIBOR12+325], 4/3/24[4]	283,700	286,385
Multi-Color Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%, [LIBOR12+225], 10/31/24[4]	25,000	25,187
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.45%, [LIBOR4+275], 10/14/24[4]	109,725	111,028
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.324%, [LIBOR12+300], 2/5/23[4]	306,035	308,729
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.574%, [LIBOR12+300], 3/11/22[4]	255,100	257,317

		1,480,212

Metals & Mining—0.2%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 8.943%, [LIBOR4+725], 4/16/20[4,8]	1,622,926	1,497,409
Tranche B3, 9.443%, [LIBOR4+775], 4/17/20[4]	504,889	464,498
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.324%, [LIBOR12+375], 1/4/23[4]	25,000	25,344

22         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Metals & Mining (Continued)
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.074%, [LIBOR12+350], 3/31/22[4]	$107,980	$109,623

		2,096,874

Paper & Forest Products—0.0%
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.046%-4.324%, [LIBOR4+275], 5/1/21[4]	199,601	200,433

Telecommunication Services—0.4%
Diversified Telecommunication Services—0.4%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.317%, [LIBOR4+275], 1/31/25[4]	1,250,000	1,233,206
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.445%, [LIBOR4+375], 10/2/24[4]	185,000	188,007
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.57%, [LIBOR12+300], 10/5/23[4]	348,055	344,140
Digicel International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.52%, [LIBOR4+375], 5/27/24[4]	164,588	166,645
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.33%, [LIBOR12+375], 6/15/24[4]	278,600	273,667
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.693%, [LIBOR4+400], 5/23/20[4]	256,287	258,370
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.272%, [LIBOR4+450], 8/6/21[4]	512,429	509,867
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.272%, [LIBOR4+950], 2/4/22[4]	161,028	140,899
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.696%, [LIBOR12+225], 2/22/24[4]	240,000	241,326
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.83%, [LIBOR12+225], 3/24/21[4]	83,629	84,303
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.83%, [LIBOR12+225], 6/10/22[4]	118,782	119,648
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.125%, [LIBOR4+250], 2/2/24[4]	788,015	791,053
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.56%, [LIBOR12+400], 3/29/21[4]	345,897	328,890

		4,680,021

Utilities—0.8%
Electric Utilities—0.8%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.20%, [LIBOR4+250], 1/15/24[4]	309,100	311,015
Tranche B7, 4.20%, [LIBOR4+275], 5/31/23[4]	34,561	34,793
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.391%, [LIBOR4+375], 12/20/24[4]	125,000	126,797
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.311%, [LIBOR12+275], 2/7/24[4]	363,029	367,093
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.95%, [LIBOR4+325], 6/28/23[4]	208,410	210,755

23         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

								Principal Amount	Value
Electric Utilities (Continued)
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.468%, [LIBOR4+300], 11/28/24[4]								$30,000	$30,450
Helix Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.443%, [LIBOR4+375], 6/3/24[4]								166,460	168,250
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.08%, [LIBOR4+450], 6/12/20[4]								293,190	294,106
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.693%, [LIBOR4+700], 10/18/22[4]								74,063	72,211
NRG Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.943%, [LIBOR4+225], 6/30/23[4]								698,466	703,334
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.693%, [LIBOR4+400], 11/9/20[4]								440,505	375,345
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.574%, [LIBOR12+400], 7/15/23[4]								286,844	289,569
TerraForm Power Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.147%, [LIBOR4+275], 11/8/22[4]								40,000	40,450
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.064%-4.074%, [LIBOR12+250], 8/4/23[4]								377,719	381,058
Tranche B2, 4.241%, [LIBOR12+275], 12/14/23[4,8]								1,471,285	1,482,091
Tranche B2, 4.31%-4.314%, [LIBOR12+275], 12/14/23[4]								4,576,443	4,610,058
Tranche C, 4.064%, [LIBOR12+250], 8/4/23[4]								66,979	67,571

									9,564,946

Total Corporate Loans (Cost $132,429,107)									131,811,798

								Shares
Structured Security—0.0%
Africa Telecommunications Media & Technology Fund 1 LLC[11] (Cost $10,000,000)								9,542,930	—
						Notional
			Exercise		Expiration	Amount		Contracts
			Price		Date	(000’s)		(000’s)
Exchange-Traded Option Purchased—0.2%
S&P 500 Index Call[1] (Cost $3,819,423)			USD	2,950.000	4/20/18	USD 530,312		USD 2	2,234,820

	Counter-
	party
Over-the-Counter Option Purchased—0.0%
CNH Currency Put[1] (Cost $406,526)	GSCO-OT		CNH	6.668	1/9/19	CNH 499,990		CNH 136,560	194,052

		Pay/ Receive						Notional
		Floating	Floating		Fixed	Expiration		Amount
		Rate	Rate		Rate	Date		(000’s)
Over-the-Counter Interest Rate Swaptions Purchased—0.3%
Interest Rate Swap maturing 1/24/29 Call[1]	GSCOI	Receive		Six-Month JPY BBA LIBOR	0.708%	1/22/19	JPY	795,000	18,475

24         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest Rate Swap Maturing 1/27/31 Call[1]	BAC	Receive	Three- Month USD BBA LIBOR	2.795%	1/25/21	USD	2,000	$90,011
Interest Rate Swap maturing 1/28/30 Call[1]	GSCOI	Receive	Three- Month USD BBA LIBOR	2.974	1/24/20	USD	94,000	2,834,733
Interest Rate Swap Maturing 1/28/31 Call[1]	CSCOI	Receive	Six-Month JPY BBA LIBOR	0.523	1/26/21	JPY	1,744,000	250,626
Interest Rate Swap maturing 11/21/28 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	0.850	11/19/18	JPY	749,000	9,760
Interest Rate Swap maturing 7/25/28 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	1.050	7/23/18	JPY	2,000,000	6,805

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $4,896,384)								3,210,410

	Principal Amount
Short-Term Notes—3.3%
Amphenol Corp., 1.833%, 2/8/18[12]	$2,000,000	1,999,244
Assa Abloy Financial AB, 1.864%, 2/22/18[5,12,13]	2,000,000	1,997,815
Church & Dwight Co., Inc., 1.957%, 3/5/18[5,12,13]	2,000,000	1,996,652
Cintas Corp., 1.903%, 2/1/18[5,12,13]	2,000,000	1,999,907
Eni Finance USA, Inc., 1.968%, 10/5/18[12,13]	2,500,000	2,462,144
Ford Motor Credit Co. LLC, 1.989%, 8/20/18[12,13]	2,300,000	2,273,354
Hitachi Capital America Corp., 1.933%, 2/12/18[12]	1,800,000	1,798,964
HP, Inc., 1.715%, 3/22/18[12]	2,400,000	2,394,840
Marriott International, Inc., 2.006%, 3/12/18[5,12,13]	1,600,000	1,596,707
McKesson Corp., 2.074%, 2/2/18[5,12,13]	2,100,000	2,099,806
Mondelez International, Inc., 1.919%, 4/9/18[12,13]	2,000,000	1,992,724
Puget Sound Energy, Inc., 1.853%, 2/6/18[12]	2,000,000	1,999,437
Telus Corp., 1.526%, 2/1/18[5,12]	2,489,000	2,488,885
Thomson Reuters Corp., 1.586%, 2/13/18[12]	2,400,000	2,398,511
Toyota Motor Credit Corp., 1.671%, 7/23/18[12]	2,600,000	2,577,098
TransCanada PipeLines Ltd., 1.99%, 4/12/18[5,12,13]	1,900,000	1,892,753
Vodafone Group plc, 1.749%, 9/13/18[12]	2,600,000	2,563,762

25         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Short-Term Notes (Continued)
Walgreens Boots Alliance, Inc., 2.084%, 5/4/18[12]	$1,900,000	$1,890,213
WPP CP Finance plc, 1.714%, 2/12/18[5,12,13]	2,700,000	2,698,447

Total Short-Term Notes (Cost $41,138,582)		41,121,263
	Shares
Investment Companies—5.6%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.26%[14,15]	26,437,553	26,437,553
SPDR Gold Trust Exchange Traded Fund[1,16]	333,662	42,591,954

Total Investment Companies (Cost $66,281,224)		69,029,507
Total Investments, at Value (Cost $1,047,599,960)	101.4%	1,255,129,843
Net Other Assets (Liabilities)	(1.4)	(16,977,124)

Net Assets	100.0%	$1,238,152,719

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Consolidated Notes.

3. All or portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to securities sold short. The aggregate market value of such securities is $118,933,777. See Note 7 of accompanying Consolidated Notes.

4. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $55,014,483 or 4.44% of the Fund’s net assets at period end.

6. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

9. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

10. Interest or dividend is paid-in-kind, when applicable.

11. Restricted security. The aggregate value of restricted securities at period end was zero. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
Africa Telecommunications Media & Technology Fund 1 LLC	4/20/11	$10,000,000	$—	$(10,000,000)

12. Current yield as of period end.

13. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $21,010,309 or 1.70% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

26         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Footnotes to Consolidated Statement of Investments (Continued)

14. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2017	Gross Additions	Gross Reductions	Shares January 31, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	25,711,488	156,220,568	155,494,503	26,437,553

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$26,437,553	$68,696	$—	$—

15. Rate shown is the 7-day yield at period end.

16. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

	Shares Sold Short	Value
Securities Sold Short—(33.2)%
Common Stock Securities Sold Short—(33.2)%
AGCO Corp.	(146,090)	$(10,609,056)
Air Lease Corp., Cl. A	(134,122)	(6,521,012)
Aircastle Ltd.	(260,020)	(6,141,672)
Aker Solutions ASA[1]	(721,781)	(4,156,363)
Ally Financial, Inc.	(542,660)	(16,154,988)
Apache Corp.	(86,350)	(3,874,524)
AvalonBay Communities, Inc.	(36,390)	(6,200,856)
Boeing Co. (The)	(14,518)	(5,144,744)
Camden Property Trust	(54,490)	(4,716,654)
Caterpillar, Inc.	(29,930)	(4,872,005)
Church & Dwight Co., Inc.	(188,240)	(9,195,524)
Cie Financiere Richemont SA	(133,325)	(12,782,231)
CNH Industrial NV	(329,420)	(4,842,474)
Colgate-Palmolive Co.	(213,430)	(15,845,043)
Corning, Inc.	(310,821)	(9,703,832)
Digital Realty Trust, Inc.	(99,620)	(11,152,459)
Dril-Quip, Inc.[1]	(55,300)	(2,856,245)
Equity Residential	(100,040)	(6,163,464)
Fastenal Co.	(107,850)	(5,927,436)
Federal Realty Investment Trust	(33,480)	(4,044,384)
Franklin Resources, Inc.	(277,080)	(11,750,963)
General Mills, Inc.	(264,900)	(15,494,001)
GlaxoSmithKline plc, Sponsored ADR	(83,260)	(3,123,083)
HP, Inc.	(616,940)	(14,387,041)
Intel Corp.	(283,239)	(13,635,125)
International Business Machines Corp.	(87,800)	(14,372,860)
Jones Lang LaSalle, Inc.	(100,540)	(15,719,429)

27         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares Sold Short	Value
Common Stock Securities Sold Short (Continued)
Kirby Corp.[1]	(90,360)	$(6,767,964)
Koninklijke Ahold Delhaize NV	(774,208)	(17,277,888)
Neste OYJ	(99,155)	(6,857,147)
Novo Nordisk AS, Sponsored ADR	(162,390)	(9,012,645)
Pennsylvania Real Estate Investment Trust	(350,697)	(3,913,779)
Procter & Gamble Co. (The)	(167,760)	(14,484,398)
ResMed, Inc.	(110,110)	(11,097,987)
Rio Tinto plc, Sponsored ADR	(127,830)	(7,172,541)
RLJ Lodging Trust	(176,654)	(4,084,240)
Rowan Cos. plc, Cl. A1	(343,310)	(5,053,523)
Sanofi, ADR	(118,520)	(5,206,584)
SAP SE, Sponsored ADR	(105,667)	(11,966,788)
Southern Copper Corp.	(201,890)	(9,801,760)
Subsea 7 SA	(257,437)	(4,009,205)
Target Corp.	(80,140)	(6,028,131)
Transocean Ltd.[1]	(534,915)	(5,771,733)
W.W. Grainger, Inc.	(20,635)	(5,564,434)
Wacker Chemie AG	(40,981)	(8,226,366)
Weingarten Realty Investors	(135,310)	(3,998,411)
Western Union Co. (The)	(807,180)	(16,781,272)
William Demant Holding AS1	(286,778)	(9,055,776)

Total Securities Sold Short (Proceeds $364,351,949)		$(411,520,040)

Forward Currency Exchange Contracts as of January 31, 2018
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
BAC	03/2018	USD	14,310	CAD	18,400	$—	$656,928
BAC	03/2018	USD	15,473	JPY	1,750,000	—	597,898
BAC	03/2018	USD	23,039	THB	749,000	—	900,667
BOA	03/2018	USD	16,213	AUD	21,485	—	1,096,483
CITNA-B	11/2018	USD	14,602	CNH	98,960	—	877,391
CITNA-B	03/2018	USD	639	THB	20,000	29	—
JPM	03/2018	USD	443	JPY	48,000	1,880	—
TDB	03/2018	AUD	21,485	USD	17,173	137,307	—

Total Unrealized Appreciation and Depreciation						$139,216	$4,129,367

Futures Contracts as of January 31, 2018
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)		Value	Unrealized Appreciation/ (Depreciation)
Euro-BONO	Sell	3/8/18	97	EUR	17,525	$17,509,368	$15,752
Euro-BTP	Sell	3/8/18	196	EUR	33,945	33,089,889	855,257
Euro-BUND	Buy	3/8/18	321	EUR	64,939	63,295,733	(1,643,450)
Euro-OAT	Sell	3/8/18	84	EUR	16,384	15,949,100	434,902
United States
Treasury Nts., 2 yr.	Sell	3/29/18	79	USD	16,904	16,845,516	58,161

							$(279,378)

28         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Centrally Cleared Credit Default Swaps at January 31, 2018
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
CDX.HY.28	Buy	5.000%	6/20/22	USD	18,968	$ 1,324,837	$ (1,772,535)	$ (447,698)
CDX.IG.28	Sell	1.000	6/20/22	USD	740	(13,473)	17,780	4,307
CDX.IG.28	Sell	1.000	6/20/22	USD	51,615	(935,396)	1,240,169	304,773
CDX.IG.28	Sell	1.000	6/20/22	USD	3,000	(53,766)	72,082	18,316
CDX.IG.29	Sell	1.000	12/20/22	USD	2,750	(68,773)	69,707	934
iTraxx.Main.27	Buy	1.000	6/20/22	EUR	46,010	979,105	(1,670,337)	(691,232)
iTraxx.Main.27	Buy	1.000	6/20/22	EUR	890	21,902	(32,310)	(10,408)
Neiman Marcus Group LLC (The)	Buy	5.000	12/20/20	USD	6,190	358,683	784,468	1,143,151
Penerbangan Malaysia Bhd	Buy	1.000	12/20/22	USD	1,020	20,661	(20,913)	(252)

Total Centrally Cleared Credit Default Swaps						$ 1,633,780	$ (1,311,889)	$ 321,891

Over-the-Counter Credit Default Swaps at January 31, 2018
Reference Asset	Counter- party	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
CDX.HY.21	CITNA-B	Buy	5.000	12/20/18	USD	1,407	$ 74,649	$ (70,399)	$ 4,250
CDX.HY.25	CITNA-B	Buy	5.000	12/20/20	USD	936	(109,330)	(104,510)	(213,840)
CDX.HY.25	CITNA-B	Buy	5.000	12/20/20	USD	471	(48,278)	(52,590)	(100,868)
CDX.HY.25	CITNA-B	Sell	5.000	12/20/20	USD	133	82,577	(41,477)	41,100
CDX.HY.25	CITNA-B	Sell	5.000	12/20/18	USD	413	157,382	(44,543)	112,839
CDX.HY.25	CITNA-B	Sell	5.000	12/20/20	USD	265	171,858	(82,424)	89,434
CDX.NA.HY.21	CITNA-B	Buy	5.000	12/20/18	USD	7,500	(230,208)	(375,259)	(605,467)
CDX.NA.HY.21	CITNA-B	Sell	5.000	12/20/18	USD	1,689	942,651	(181,955)	760,696
CDX.NA.HY.21	GSCOI	Sell	5.000	12/20/18	USD	513	280,576	(55,314)	225,262
CDX.NA.HY.25	GSCOI	Buy	5.000	12/20/20	USD	7,500	(1,297,917)	(837,424)	(2,135,341)
CDX.NA.HY.25	GSCOI	Sell	5.000	12/20/20	USD	2,121	1,407,556	(660,455)	747,101
Federation of Malaysia	BAC	Buy	1.000	12/20/20	USD	2,900	(136,197)	(58,853)	(195,050)
Federation of Malaysia	BAC	Buy	1.000	12/20/20	USD	854	(35,262)	(17,331)	(52,593)
Federation of Malaysia	BNP	Buy	1.000	12/20/20	USD	761	(26,351)	(15,444)	(41,795)
Federation of Malaysia	BNP	Buy	1.000	6/20/21	USD	3,820	(112,656)	(80,963)	(193,619)
Federation of Malaysia	BNP	Buy	1.000	6/20/21	USD	3,000	(85,450)	(63,584)	(149,034)
Federation of Malaysia	BNP	Buy	1.000	12/20/20	USD	10,000	(651,135)	(202,942)	(854,077)
Federation of Malaysia	BNP	Buy	1.000	12/20/20	USD	1,811	(51,082)	(36,753)	(87,835)
Federation of Malaysia	CITNA-B	Buy	1.000	12/20/20	USD	4,295	(209,624)	(87,164)	(296,788)
Federation of Malaysia	MOS-A	Buy	1.000	12/20/20	USD	10,000	(502,319)	(202,942)	(705,261)

Total Over-the-Counter Credit Default Swaps							$ (378,560)	$ (3,272,326)	$ (3,650,886)

29         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Corporate Debt Indexes	$58,105,000	$—	BBB+ to BBB
Non-Investment Grade Corporate Debt Indexes	5,134,238	17,814,000	BB

Total	$63,239,238	$17,814,000

*Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Over-the-Counter Total Return Swaps at January 31, 2018
Reference Asset	Counter- party	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)		Value	Unrealized Appreciation/ (Depreciation)
			One-Month HKD
0998.HK-China			HIBOR HKAB
Citic Bank Corp.			minus 50 basis
Ltd., ORD H	GSCOI	Pay	points	5/24/18	HKD	1,994	$(89,480)	$(89,480)
			One-Month HKD
0998.HK-China			HIBOR HKAB
Citic Bank Corp.			minus 50 basis
Ltd., ORD H	GSCOI	Pay	points	5/24/18	HKD	27,332	(1,260,283)	(1,260,283)
			One-Month HKD
1988.HK-China			HIBOR HKAB
Ninsheng Banking			minus 50 basis
Corp. Ltd., ORD H	GSCOI	Pay	points	5/24/18	HKD	28,149	(685,241)	(685,241)
			One-Month HKD
3328.HK-Bank of			HIBOR HKAB
Communications			minus 50 basis
Co. Ltd., ORD H	GSCOI	Pay	points	5/24/18	HKD	33,202	(931,898)	(931,898)
			One-Month HKD
3968.HK-China			HIBOR HKAB
Merchants Bank,			minus 50 basis
ORD H	GSCOI	Pay	points	5/24/18	HKD	36,981	(3,380,464)	(3,380,464)
			One-Month HKD
6818.HK-China			HIBOR HKAB
Everbright Bank,			minus 50 basis
ORD H	GSCOI	Pay	points	5/24/18	HKD	14,419	(474,415)	(474,415)

Total Over-the-Counter Total Return Swaps							$(6,821,781)	$(6,821,781)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

30         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
JPM	JPMorgan Chase Bank NA
MOS-A	Morgan Stanley
TDB	Toronto Dominion Bank

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Offshore Chinese Renminbi
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
THB	Thailand Baht

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BONO	Spanish Government Bonds
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
CDX.HY.21	Markit CDX High Yield Index
CDX.HY.25	Markit CDX High Yield Index
CDX.HY.28	Markit CDX High Yield Index
CDX.IG.28	Markit CDX Investment Grade Index
CDX.IG.29	Markit CDX Investment Grade Index
CDX.NA.HY.21	Markit CDX North American High Yield
CDX.NA.HY.25	Markit CDX North American High Yield
HIBOR	Hong Kong Interbank Offered Rate
HKAB	Hong Kong Association of Banks
ICE LIBOR	Intercontinental Exchange Benchmark Administration-London Interbank Offered Rate
iTraxx.Main.27	Credit Default Swap Trading Index for a Specific Basket of Securities
LIBOR03M	ICE LIBOR USD 3 Month
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR52	London Interbank Offered Rate-Weekly
OAT	French Government Bonds
PRIME 4	United States Prime Rate-Quarterly
S&P	Standard & Poor’s
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

31         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

1. Organization

Oppenheimer Fundamental Alternatives Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Fundamental Alternatives Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 13,699 shares with net assets of $42,583,138 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to

32         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

3. Securities Valuation (Continued)

review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

33         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

(including securities actively traded on a securities exchange)

34         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

3. Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$14,976,961	$285,390	$75,340	$15,337,691
Consumer Staples	50,324,545	—	—	50,324,545
Energy	72,035,309	17,477	—	72,052,786
Financials	135,540,066	153,436	—	135,693,502
Health Care	112,637,608	10,142,089	90	122,779,787
Industrials	142,796,063	—	—	142,796,063
Information Technology	121,257,221	—	—	121,257,221
Materials	47,198,002	—	—	47,198,002
Telecommunication Services	29,685,308	—	—	29,685,308
Utilities	15,103,064	—	—	15,103,064
Preferred Stocks	—	12,811,312	—	12,811,312
Rights, Warrants and Certificates	—	2,699	—	2,699
Asset-Backed Securities	—	57,494,303	—	57,494,303
Mortgage-Backed Obligations	—	54,048,282	—	54,048,282
Non-Convertible Corporate Bonds and Notes	—	130,943,428	—	130,943,428
Corporate Loans	—	129,634,221	2,177,577	131,811,798
Structured Security	—	—	—	—
Exchange-Traded Option Purchased	2,234,820	—	—	2,234,820
Over-the-Counter Option Purchased	—	194,052	—	194,052
Over-the-Counter Interest Rate
Swaptions Purchased	—	3,210,410	—	3,210,410
Short-Term Notes	—	41,121,263	—	41,121,263
Investment Companies	69,029,507	—	—	69,029,507

Total Investments, at Value	812,818,474	440,058,362	2,253,007	1,255,129,843
Other Financial Instruments:
Centrally cleared swaps, at value	—	2,184,206	—	2,184,206
Futures contracts	1,364,072	—	—	1,364,072

35         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Other Financial Instruments: (Continued)
Forward currency exchange contracts	—	139,216	—	139,216

Total Assets	$814,182,546	$442,381,784	$2,253,007	$1,258,817,337

Liabilities Table
Other Financial Instruments:
Common Stock Securities Sold Short	$(349,155,064)	$(62,364,976)	$—	$(411,520,040)
Swaps, at value	—	(10,094,107)	—	(10,094,107)
Centrally cleared swaps, at value	—	(3,496,095)	—	(3,496,095)
Futures contracts	(1,643,450)	—	—	(1,643,450)
Forward currency exchange contracts	—	(4,129,367)	$—	(4,129,367)

Total Liabilities	$(350,798,514)	$(80,084,545)	$—	$(430,883,059)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Corporate Loans	$70,490	$(70,490)

Total Assets	$70,490	$(70,490)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and

36         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

4. Investments and Risks (Continued)

those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for

37         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$6,044,832
Sold securities	1,690,523

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose

38         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

4. Investments and Risks (Continued)

issuers or underlying obligors subsequently miss an interest and/or principal payment. There were no securities not accruing interest at period end.

Information concerning securities not accruing interest at period end is as follows:

Cost	$717,816
Market Value	$454,564
Market Value as % of Net Assets	0.04%

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the

U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities,

39         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio

40         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

6. Use of Derivatives (Continued)

instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $11,332,901 and $85,249,847, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $62,239,217 and $82,218,234 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

41         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid.

Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $3,478,808 and $279,178 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction

42         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

6. Use of Derivatives (Continued)

will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

At period end, the Fund had no written options outstanding.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the

43         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same reference asset but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of an individual issuer or basket or index of issuers as opposed to decreasing its credit risk exposure related to debt securities of such issuer(s) held by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of $136,907,362 and $61,176,738 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk

44         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

6. Use of Derivatives (Continued)

factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

For the reporting period, the Fund had ending monthly average notional amounts of $18,187,533 on total return swaps which are short the reference asset.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion

45         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $2,341,736 on purchased swaptions.

At period end, the Fund had no written swaption contracts outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $1,087,740.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared

46         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

6. Use of Derivatives (Continued)

through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

47         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

7. Borrowings and Other Financing

Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate cash or securities at its custodian which are pledged for the benefit of the lending broker and/or to deposit and pledge cash directly at the lending broker, with a value equal to a certain percentage, exceeding 100%, of the value of the securities that it sold short. Cash that has been segregated and pledged for this purpose will be disclosed on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports; securities that have been segregated and pledged for this purpose are disclosed as such in the Consolidated Statement of Investments. The aggregate market value of such cash and securities at period end is $510,840,047. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the risk of an unlimited loss, since the price of the security sold short could theoretically increase without limit. Purchasing securities previously sold short to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Further, there is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Consolidated Statement of Operations in the annual and semiannual reports.

48         OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

	Shares	Value
Common Stocks—98.0%
Consumer Discretionary—11.1%
Automobiles—0.9%
Thor Industries, Inc.	90,490	$ 12,366,363
Hotels, Restaurants & Leisure—1.8%
Royal Caribbean Cruises Ltd.	142,420	19,020,191
Wyndham Worldwide Corp.	51,260	6,362,904
		25,383,095
Household Durables—1.6%
Helen of Troy Ltd.[1]	67,340	6,272,721
Lennar Corp., Cl. A	253,560	15,888,070
		22,160,791
Media—2.7%
CBS Corp., Cl. B	249,050	14,347,770
Gray Television, Inc.[1]	600,260	9,814,251
Sinclair Broadcast Group, Inc., Cl. A	370,020	13,727,742
		37,889,763
Specialty Retail—2.1%
DSW, Inc., Cl. A	342,630	6,862,879
Ross Stores, Inc.	277,890	22,895,357
		29,758,236
Textiles, Apparel & Luxury Goods—2.0%
Hanesbrands, Inc.	675,400	14,669,688
Tapestry, Inc.	302,140	14,212,666
		28,882,354
Consumer Staples—4.8%
Beverages—1.3%
Coca-Cola European Partners plc	458,520	18,414,163
Household Products—3.5%
Spectrum Brands Holdings, Inc.	238,610	28,265,740
Weatherford International plc[1]	5,441,070	21,437,816
		49,703,556
Energy—7.8%
Energy Equipment & Services—1.2%
Patterson-UTI Energy, Inc.	725,516	17,136,688
Oil, Gas & Consumable Fuels—6.6%
Callon Petroleum Co.[1]	1,119,220	12,703,147
Cimarex Energy Co.	191,591	21,496,510

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Concho Resources, Inc.[1]	94,590	$ 14,892,250
Hess Corp.	419,510	21,189,450
Newfield Exploration Co.[1]	728,870	23,076,024
		93,357,381
Financials—31.3%
Capital Markets—5.3%
Ameriprise Financial, Inc.	99,220	16,738,414
Ares Management LP2	1,047,034	24,448,244
Legg Mason, Inc.	392,090	16,710,876
Nasdaq, Inc.	210,010	16,991,909
		74,889,443
Commercial Banks—10.1%
Glacier Bancorp, Inc.	271,800	10,659,996
KeyCorp	1,180,480	25,262,272
SunTrust Banks, Inc.	440,460	31,140,522
Synovus Financial Corp.	483,190	24,347,944
Wintrust Financial Corp.	181,662	15,604,766
Zions Bancorporation	650,860	35,165,966
		142,181,466
Diversified Financial Services—1.5%
Voya Financial, Inc.	422,930	21,954,296
Insurance—5.9%
Arthur J. Gallagher & Co.	184,380	12,596,841
CNO Financial Group, Inc.	699,930	17,211,279
Everest Re Group Ltd.	33,930	7,797,114
Reinsurance Group of America, Inc., Cl. A	217,040	33,999,316
XL Group Ltd.	305,790	11,265,304
		82,869,854
Real Estate Investment Trusts (REITs)—7.2%
Alexandria Real Estate Equities, Inc.	103,740	13,455,078
DCT Industrial Trust, Inc.	350,520	20,747,279
Digital Realty Trust, Inc.	130,320	14,589,324

1        OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
Equity LifeStyle Properties, Inc.	124,130	$ 10,714,902
Highwoods Properties, Inc.	242,680	11,619,518
Invitation Homes, Inc.	360,600	8,109,894
Park Hotels & Resorts, Inc.	296,660	8,576,441
Uniti Group, Inc.	914,080	14,469,886
		102,282,322
Thrifts & Mortgage Finance—1.3%
Radian Group, Inc.	816,150	18,012,430
Health Care—8.1%
Health Care Equipment & Supplies—2.7%
Boston Scientific Corp.[1]	583,637	16,318,491
Hologic, Inc.[1]	211,840	9,045,568
Zimmer Biomet Holdings, Inc.	96,770	12,301,402
		37,665,461
Health Care Providers & Services—0.5%
Molina Healthcare, Inc.[1]	78,378	7,160,614
Life Sciences Tools & Services—1.0%
IQVIA Holdings, Inc.[1]	136,491	13,948,015
Pharmaceuticals—3.9%
Indivior plc, Sponsored ADR[1]	682,364	20,020,560
Jazz Pharmaceuticals plc[1]	150,840	21,983,422
Mylan NV1	316,640	13,568,024
		55,572,006
Industrials—14.9%
Aerospace & Defense—1.6%
Huntington Ingalls Industries, Inc.	96,290	22,872,727
Air Freight & Couriers—1.8%
XPO Logistics, Inc.[1]	263,310	24,866,996
Building Products—0.8%
JELD-WEN Holding, Inc.[1]	273,982	10,762,013
Construction & Engineering—1.6%
Fluor Corp.	380,100	23,072,070

	Shares	Value
Machinery—7.2%
Gates Industrial Corp. plc[1]	800,000	$ 15,680,000
ITT, Inc.	255,120	14,286,720
Kennametal, Inc.	349,710	17,058,854
PACCAR, Inc.	162,830	12,140,605
Parker-Hannifin Corp.	100,910	20,325,292
Xylem, Inc.	310,470	22,434,562
		101,926,033
Marine—0.6%
Kirby Corp.[1]	102,490	7,676,501
Road & Rail—1.3%
Kansas City Southern	167,250	18,920,992
Information Technology—9.6%
Electronic Equipment, Instruments, & Components—3.7%
Dolby Laboratories, Inc., Cl. A	128,510	8,268,333
Flex Ltd.[1]	335,860	6,048,838
FLIR Systems, Inc.	285,070	14,598,435
Orbotech Ltd.[1]	219,750	11,703,885
Zebra Technologies Corp., Cl. A1	96,830	11,925,583
		52,545,074
IT Services—1.2%
First Data Corp., Cl. A1	964,130	17,065,101
Semiconductors & Semiconductor Equipment—2.2%
Lam Research Corp.	36,750	7,038,360
Marvell Technology Group Ltd.	613,430	14,311,322
Tower Semiconductor Ltd.[1]	250,490	8,702,023
		30,051,705
Software—2.5%
Check Point Software Technologies Ltd.[1]	65,590	6,782,662
Synopsys, Inc.[1]	309,700	28,681,317
		35,463,979
Materials—6.0%
Chemicals—1.9%
Celanese Corp., Cl. A	251,820	27,236,851

2        OPPENHEIMER MID CAP VALUE FUND

	Shares	Value
Construction Materials—1.2%
Eagle Materials, Inc.	142,390	$ 15,954,799
Containers & Packaging—2.2%
Ball Corp.	187,470	7,176,352
WestRock Co.	363,580	24,225,335
		31,401,687
Metals & Mining—0.7%
Alcoa Corp.[1]	180,590	9,394,292
Utilities—4.4%
Electric Utilities—2.8%
Alliant Energy Corp.	236,090	9,384,577
Avangrid, Inc.	301,740	14,700,773
Entergy Corp.	191,770	15,090,381
		39,175,731
Multi-Utilities—0.9%
Ameren Corp.	238,220	13,490,399

	Shares	Value
Water Utilities—0.7%
American Water Works Co., Inc.	114,880	$ 9,554,570
Total Common Stocks
(Cost $1,065,931,063)		1,383,019,817

Investment Company—2.0%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.26%[3,4] (Cost $27,966,259)	27,966,259	27,966,259
Total Investments, at Value (Cost $1,093,897,322)	100.0%	1,410,986,076
Net Other Assets (Liabilities)	0.0	201,182
Net Assets	100.0%	$ 1,411,187,258

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2017	Gross Additions	Gross Reductions	Shares January 31, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	199,690	105,059,033	77,292,464	27,966,259

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$27,966,259	$24,587	$—	$—

3        OPPENHEIMER MID CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

1. Organization

Oppenheimer Mid Cap Value Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security

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3. Securities Valuation (Continued)

is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$156,440,602	$—	$—	$156,440,602
Consumer Staples	68,117,719	—	—	68,117,719
Energy	110,494,069	—	—	110,494,069
Financials	442,189,811	—	—	442,189,811
Health Care	114,346,096	—	—	114,346,096
Industrials	210,097,332	—	—	210,097,332
Information Technology	135,125,859	—	—	135,125,859
Materials	83,987,629	—	—	83,987,629
Utilities	62,220,700	—	—	62,220,700
Investment Company	27,966,259	—	—	27,966,259

Total Assets	$1,410,986,076	$—	$—	$1,410,986,076

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

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4. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the

Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/16/2018